AB All Market Total Return Portfolio

Consolidated Portfolio of Investments

November 30, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 54.5%
Information Technology – 11.8%
Communications Equipment – 0.2%
F5, Inc.(a)	2,318	$396,818
GCI Liberty, Inc.(a) (b) (c)	2,664	0
Motorola Solutions, Inc.	1,363	440,072

		836,890

Electronic Equipment, Instruments & Components – 1.2%
Amphenol Corp. - Class A	24,709	2,248,272
CDW Corp./DE	12,624	2,662,149
Zebra Technologies Corp. - Class A(a)	1,386	328,454

		5,238,875

IT Services – 0.8%
Akamai Technologies, Inc.(a)	6,557	757,530
Amdocs Ltd.	4,687	392,630
CGI, Inc.(a)	1,591	161,767
Gartner, Inc.(a)	1,988	864,462
GoDaddy, Inc. - Class A(a)	4,132	413,448
Otsuka Corp.	5,800	236,302
VeriSign, Inc.(a)	4,431	940,259

		3,766,398

Semiconductors & Semiconductor Equipment – 2.3%
Analog Devices, Inc.	10,418	1,910,452
Applied Materials, Inc.	1,770	265,111
BE Semiconductor Industries NV(d)	2,864	402,069
Broadcom, Inc.	1,638	1,516,346
Infineon Technologies AG	31,962	1,233,239
KLA Corp.	653	355,637
NVIDIA Corp.	5,528	2,585,446
QUALCOMM, Inc.	14,376	1,855,223

		10,123,523

Software – 5.6%
Adobe, Inc.(a)	2,587	1,580,683
Autodesk, Inc.(a)	1,951	426,157
Cadence Design Systems, Inc.(a)	1,698	464,012
Constellation Software, Inc./Canada(d)	514	1,207,319
Datadog, Inc. - Class A(a)	435	50,708
Dropbox, Inc. - Class A(a)	13,379	377,020
Gen Digital, Inc.	21,879	483,088
Intuit, Inc.	1,086	620,606
Manhattan Associates, Inc.(a)	1,759	392,345
Microsoft Corp.	39,293	14,888,511
Nice Ltd.(a)	702	133,254
Oracle Corp.	8,573	996,269
Palo Alto Networks, Inc.(a)	284	83,806
SAP SE	1,647	261,989
ServiceNow, Inc.(a)	1,305	894,891
Splunk, Inc.(a)	11,575	1,754,075

		24,614,733

Company	Shares	U.S. $ Value

Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.	24,545	$4,662,323
Dell Technologies, Inc. - Class C	5,407	410,229
Logitech International SA (REG)	5,621	491,388
NetApp, Inc.	5,056	462,068
Samsung Electronics Co., Ltd.	24,599	1,387,081

		7,413,089

		51,993,508

Health Care – 9.0%
Biotechnology – 2.1%
AbbVie, Inc.	8,511	1,211,881
Abcam PLC (Sponsored ADR)(a)	71,328	1,709,732
Alnylam Pharmaceuticals, Inc.(a)	1,957	329,265
Amgen, Inc.	1,541	415,515
Contra Chinook Therape(a) (b) (c)	30,997	0
Gilead Sciences, Inc.	7,013	537,196
Grifols SA(a) (d)	9,976	141,225
ImmunoGen, Inc.(a)	24,094	707,159
Incyte Corp.(a)	4,387	238,390
Mirati Therapeutics, Inc.(a)	25,914	1,470,619
Neurocrine Biosciences, Inc.(a)	2,373	276,668
Point Biopharma Global, Inc.(a)	14,980	203,728
Seagen, Inc.(a)	7,427	1,583,511
United Therapeutics Corp.(a)	1,097	263,280
Vertex Pharmaceuticals, Inc.(a)	1,001	355,165

		9,443,334

Health Care Equipment & Supplies – 1.3%
Abbott Laboratories	21,492	2,241,401
Cooper Cos., Inc. (The)	4,631	1,560,276
Demant A/S(a)	9,161	388,525
IDEXX Laboratories, Inc.(a)	191	88,971
Medtronic PLC	20,744	1,644,377

		5,923,550

Health Care Providers & Services – 2.2%
ABIOMED, Inc.(a) (b) (c)	3,960	61,827
Amedisys, Inc.(a)	18,277	1,710,362
Cardinal Health, Inc.	3,826	409,688
Cencora, Inc.	2,070	420,976
Centene Corp.(a)	5,699	419,902
Cigna Group (The)	517	135,909
Elevance Health, Inc.	6,382	3,060,106
Fresenius SE & Co. KGaA	5,620	178,462
Humana, Inc.	838	406,313
McKesson Corp.	1,625	764,660
Molina Healthcare, Inc.(a)	1,090	398,460
Olink Holding AB (ADR)(a) (d)	7,267	187,852
UnitedHealth Group, Inc.	2,451	1,355,329

		9,509,846

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 1.3%
Illumina, Inc.(a)	8,095	$825,285
IQVIA Holdings, Inc.(a)	13,636	2,919,468
Thermo Fisher Scientific, Inc.	2,889	1,432,251
WuXi AppTec Co., Ltd. - Class A	30,600	353,691

		5,530,695

Pharmaceuticals – 2.1%
AstraZeneca PLC (Sponsored ADR)	6,443	416,153
Chugai Pharmaceutical Co., Ltd.	7,200	254,281
Eli Lilly & Co.	2,198	1,299,106
Jazz Pharmaceuticals PLC(a)	2,677	316,502
Johnson & Johnson	577	89,239
Merck & Co., Inc.	8,342	854,888
Novartis AG (REG)	2,192	213,957
Novo Nordisk A/S - Class B	18,023	1,841,313
Roche Holding AG (Genusschein)	4,964	1,335,420
Sanofi SA	8,423	785,571
Takeda Pharmaceutical Co., Ltd.	18,300	518,767
Zoetis, Inc.	7,533	1,330,855

		9,256,052

		39,663,477

Financials – 8.9%
Banks – 2.2%
ABN AMRO Bank NV	47,428	637,401
American National Bankshares, Inc.	7,714	313,574
Banco Bilbao Vizcaya Argentaria SA	47,578	442,916
Banco Santander SA	56,074	232,440
Bank Leumi Le-Israel BM	32,230	241,581
BNP Paribas SA	12,025	755,976
Cambridge Bancorp	2,358	137,778
DBS Group Holdings Ltd.	13,700	325,439
Erste Group Bank AG	10,212	412,988
First Citizens BancShares, Inc./NC - Class A	277	406,606
JPMorgan Chase & Co.	4,906	765,728
Lakeland Bancorp, Inc.	48,707	603,480
Nordea Bank Abp (Stockholm)	39,171	437,909
Oversea-Chinese Banking Corp., Ltd.	64,400	604,322
Royal Bank of Canada	4,972	449,292
Skandinaviska Enskilda Banken AB - Class A	32,729	396,040
Sumitomo Mitsui Financial Group, Inc.	13,100	644,487
Swedbank AB - Class A	21,343	391,223
UniCredit SpA	15,899	433,642
Webster Financial Corp.	9,018	404,457
Wells Fargo & Co.	10,188	454,283

		9,491,562

Capital Markets – 2.3%
Ameriprise Financial, Inc.	1,180	417,142
Ares Management Corp. - Class A	3,640	408,590
BlackRock, Inc.	606	455,245
Charles Schwab Corp. (The)	39,679	2,433,116
EQT AB(d)	25,260	596,717

Company	Shares	U.S. $ Value

Euronext NV(e)	6,560	$544,558
Goldman Sachs Group, Inc. (The)	7,427	2,536,617
Gresham House PLC	14,640	203,767
Julius Baer Group Ltd.	21,099	1,067,568
London Stock Exchange Group PLC	2,191	246,999
MSCI, Inc.	428	222,924
S&P Global, Inc.	589	244,924
Singapore Exchange Ltd.	35,300	249,160
UBS Group AG (REG)	18,187	513,921

		10,141,248

Consumer Finance – 0.5%
American Express Co.	9,773	1,668,935
Synchrony Financial	12,860	416,150

		2,085,085

Financial Services – 2.2%
Apollo Global Management, Inc.	4,608	423,936
Berkshire Hathaway, Inc. - Class B(a)	553	199,080
Mastercard, Inc. - Class A	12,902	5,339,234
PayPal Holdings, Inc.(a)	12,900	743,169
Visa, Inc. - Class A	12,348	3,169,485

		9,874,904

Insurance – 1.7%
American Equity Investment Life Holding Co.(a)	31,068	1,713,711
American International Group, Inc.	6,561	431,779
AXA SA	18,371	572,815
Everest Group Ltd.	957	392,896
Great-West Lifeco, Inc.(d)	4,310	137,754
iA Financial Corp., Inc.	5,936	396,375
Japan Post Holdings Co., Ltd.	45,300	400,240
Japan Post Insurance Co., Ltd.	20,400	383,453
Legal & General Group PLC	85,466	248,381
Marsh & McLennan Cos., Inc.	3,973	792,296
Medibank Pvt Ltd.	120,154	274,708
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	594	253,008
Poste Italiane SpA	22,934	247,179
Progressive Corp. (The)	1,415	232,102
Prudential Financial, Inc.	2,564	250,708
Sampo Oyj	9,527	416,646
Swiss Re AG	3,552	419,494

		7,563,545

		39,156,344

Consumer Discretionary – 7.2%
Automobile Components – 0.3%
Aptiv PLC(a)	17,165	1,421,949
Lear Corp.	435	58,181

		1,480,130

Automobiles – 0.4%
Honda Motor Co., Ltd.	45,900	469,508
Nissan Motor Co., Ltd.(d)	98,500	390,980
Tesla, Inc.(a)	3,013	723,361

		1,583,849

Company	Shares	U.S. $ Value

Broadline Retail – 1.6%
Alibaba Group Holding Ltd.(a)	33,500	$311,397
Alibaba Group Holding Ltd. (Sponsored ADR)(a)	12,670	948,730
Amazon.com, Inc.(a)	31,379	4,584,158
ATD New Holdings, Inc.(a) (c)	2,609	91,315
K201640219 South Africa Ltd. Series A(a) (b) (c)	465,862	0
K201640219 South Africa Ltd. Series B(a) (b) (c)	73,623	0
MercadoLibre, Inc.(a)	287	465,072
Next PLC	3,970	398,396
Prosus NV	10,484	346,613

		7,145,681

Diversified Consumer Services – 0.2%
Service Corp. International/US	15,639	958,201

Hotels, Restaurants & Leisure – 1.8%
Airbnb, Inc. - Class A(a)	3,369	425,639
Bluegreen Vacations Holding Corp.	5,097	379,828
Booking Holdings, Inc.(a)	249	778,299
Caesars Entertainment, Inc.(a)	367	16,412
Compass Group PLC	45,886	1,161,670
Expedia Group, Inc.(a)	2,908	396,011
Galaxy Entertainment Group Ltd.	90,100	466,096
InterContinental Hotels Group PLC	7,475	579,648
Lottery Corp., Ltd. (The)(d)	27,954	84,856
NEOGAMES SA(a)	17,611	490,995
Starbucks Corp.	14,109	1,401,024
Whitbread PLC	9,257	361,944
Yum China Holdings, Inc.	18,333	791,619
Zensho Holdings Co., Ltd.	6,200	343,914

		7,677,955

Household Durables – 0.1%
iRobot Corp.(a)	9,538	344,417

Leisure Products – 0.0%
Bandai Namco Holdings, Inc.	500	9,943

Specialty Retail – 1.4%
AutoZone, Inc.(a)	400	1,043,972
Chico’s FAS, Inc.(a)	42,091	317,366
Home Depot, Inc. (The)	2,299	720,714
Industria de Diseno Textil SA	10,457	431,508
O’Reilly Automotive, Inc.(a)	188	184,687
TJX Cos., Inc. (The)	33,363	2,939,614
Ulta Beauty, Inc.(a)	789	336,106
ZOZO, Inc.(d)	11,400	240,651

		6,214,618

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 1.4%
Capri Holdings Ltd.(a)	26,262	$1,272,131
Deckers Outdoor Corp.(a)	615	408,342
Kering SA	1,130	486,091
NIKE, Inc. - Class B	31,857	3,512,872
Pandora A/S	2,936	396,353

		6,075,789

		31,490,583

Industrials – 5.5%
Aerospace & Defense – 0.2%
Huntington Ingalls Industries, Inc.	1,640	388,713
Rheinmetall AG	1,307	394,035

		782,748

Automobile Components – 0.0%
Exide Technologies(a) (b) (c)	13	4,225

Building Products – 0.8%
A O Smith Corp.	5,121	385,919
Builders FirstSource, Inc.(a)	2,930	392,942
Lixil Corp.	2,200	26,900
Otis Worldwide Corp.	27,093	2,324,309
Owens Corning	2,888	391,555

		3,521,625

Commercial Services & Supplies – 0.7%
Republic Services, Inc.	4,889	791,236
SP Plus Corp.(a)	12,633	646,178
Stericycle, Inc.(a)	26,165	1,228,970
TOPPAN Holdings, Inc.	16,300	381,703

		3,048,087

Construction & Engineering – 0.1%
AECOM	2,601	231,125
Stantec, Inc.	2,065	153,884

		385,009

Electrical Equipment – 0.7%
Eaton Corp. PLC	9,428	2,146,661
Prysmian SpA	14,655	565,297
Schneider Electric SE	1,976	363,688

		3,075,646

Ground Transportation – 0.3%
Canadian National Railway Co.	3,297	382,582
CSX Corp.	18,273	590,218
Old Dominion Freight Line, Inc.	1,063	413,571

		1,386,371

Industrial Conglomerates – 0.1%
DCC PLC	5,679	383,922
Jardine Cycle & Carriage Ltd.	5,100	108,804

		492,726

Company	Shares	U.S. $ Value

Machinery – 0.5%
ANDRITZ AG	4,228	$229,389
Caterpillar, Inc.	1,888	473,360
Deere & Co.	888	323,596
Dover Corp.	2,593	366,028
Snap-on, Inc.	1,399	384,291
Volvo AB - Class A	11,169	263,909
Volvo AB - Class B	7,099	164,637

		2,205,210

Marine Transportation – 0.1%
Kuehne + Nagel International AG (REG)	1,080	312,629

Passenger Airlines – 0.1%
Spirit Airlines, Inc.(d)	20,865	309,219

Professional Services – 1.8%
Adecco Group AG (REG)	2,224	107,265
Automatic Data Processing, Inc.	13,853	3,185,082
Booz Allen Hamilton Holding Corp.	1,885	235,870
Experian PLC	10,551	387,893
Genpact Ltd.	12,291	417,402
Paychex, Inc.	7,438	907,213
Persol Holdings Co., Ltd.	50,600	87,329
RELX PLC (Amsterdam)	20,332	783,225
RELX PLC (London)	9,818	377,824
Robert Half, Inc.	4,882	400,226
Verisk Analytics, Inc.	1,723	415,984
Wolters Kluwer NV(d)	6,010	827,834

		8,133,147

Trading Companies & Distributors – 0.1%
Brenntag SE	1,660	143,612
Fastenal Co.	6,686	400,959

		544,571

		24,201,213

Consumer Staples – 3.7%
Beverages – 1.8%
Asahi Group Holdings Ltd.	49,839	1,845,215
Carlsberg AS - Class B	4,385	544,022
Coca-Cola Co. (The)	54,062	3,159,384
Constellation Brands, Inc. - Class A	8,123	1,953,500
Heineken Holding NV	4,966	386,307
Keurig Dr Pepper, Inc.	5,062	159,807

		8,048,235

Consumer Staples Distribution & Retail – 0.9%
Aeon Co., Ltd.	3,400	70,324
Albertsons Cos., Inc. - Class A	67,478	1,468,996
Costco Wholesale Corp.	1,113	659,720
Empire Co., Ltd. - Class A	1,669	45,361
J Sainsbury PLC	110,283	398,509
Jeronimo Martins SGPS SA	9,464	234,172
Koninklijke Ahold Delhaize NV	12,450	360,546
Loblaw Cos., Ltd.	2,576	222,110
Sysco Corp.	1,182	85,305
Walmart, Inc.	3,664	570,448

		4,115,491

Company	Shares	U.S. $ Value

Food Products – 0.5%
Associated British Foods PLC	4,315	$129,942
Bunge Global SA	3,680	404,322
Lamb Weston Holdings, Inc.	1,680	168,050
Nestle SA (REG)	1,139	129,605
Sovos Brands, Inc.(a)	67,904	1,487,777

		2,319,696

Household Products – 0.3%
Kimberly-Clark Corp.	3,471	429,467
Procter & Gamble Co. (The)	3,212	493,106
Southeastern Grocers, Inc. NPV(a) (b) (c)	8,714	221,118

		1,143,691

Tobacco – 0.2%
Imperial Brands PLC	11,427	267,150
Philip Morris International, Inc.	3,744	349,540

		616,690

		16,243,803

Communication Services – 2.8%
Diversified Telecommunication Services – 0.3%
BCE, Inc.(d)	3,377	132,970
Charter Communications, Inc. - Class A(a)	193	77,225
Comcast Corp. - Class A	15,141	634,256
Deutsche Telekom AG (REG)	5,900	141,413
HKT Trust & HKT Ltd.	283,000	301,886
Telstra Group Ltd.	53,540	135,287

		1,423,037

Entertainment – 0.7%
Electronic Arts, Inc.	13,994	1,931,312
Live Nation Entertainment, Inc.(a)	4,457	375,368
Netflix, Inc.(a)	1,534	727,070

		3,033,750

Interactive Media & Services – 1.6%
Alphabet, Inc. - Class A(a)	6,262	829,903
Alphabet, Inc. - Class C(a)	33,141	4,438,243
Auto Trader Group PLC	22,888	209,927
Meta Platforms, Inc. - Class A(a)	3,309	1,082,539
REA Group Ltd.(d)	3,694	378,836

		6,939,448

Media – 0.1%
Fox Corp. - Class B	13,514	373,797
Informa PLC	24,234	227,881
National CineMedia, Inc.(a) †	6,356	25,806

		627,484

Wireless Telecommunication Services – 0.1%
SoftBank Corp.	35,600	432,644

		12,456,363

Company	Shares	U.S. $ Value

Energy – 1.9%
Energy Equipment & Services – 0.2%
Artsonig Pty Ltd.(a) (b) (c)	51,133	$0
CHC Group LLC(a) (b)	1,138	0
PGS ASA(a)	138,807	116,005
Schlumberger NV	12,985	675,740

		791,745

Oil, Gas & Consumable Fuels – 1.7%
Ampol Ltd.	16,853	379,777
Battalion Oil Corp.(a)	1	5
Berry Corp.	698	5,012
BP PLC	20,432	124,220
Canadian Natural Resources Ltd.	4,920	328,532
Chevron Corp.	3,295	473,162
Equinor ASA	23,570	753,044
Euronav NV(a)	38,897	699,757
Exxon Mobil Corp.	3,308	339,864
HF Sinclair Corp.	5,799	304,331
Imperial Oil Ltd.(d)	6,798	382,996
Parkland Corp.	11,787	385,763
SandRidge Energy, Inc.	14	193
Shell PLC	84,587	2,734,259
Suncor Energy, Inc.(d)	11,518	379,760
Texas Pacific Land Corp.	154	257,480

		7,548,155

		8,339,900

Materials – 1.7%
Chemicals – 0.9%
CF Industries Holdings, Inc.	4,223	317,358
Chr Hansen Holding A/S	17,687	1,416,344
Linde PLC	2,946	1,218,966
Mitsubishi Chemical Group Corp.	60,200	394,743
Sherwin-Williams Co. (The)	1,641	457,511
Sumitomo Chemical Co., Ltd.	124,500	317,921

		4,122,843

Construction Materials – 0.1%
Heidelberg Materials AG	2,979	243,175

Containers & Packaging – 0.4%
Westrock Co.	41,328	1,701,474

Metals & Mining – 0.3%
BlueScope Steel Ltd.	9,129	125,226
Cleveland-Cliffs, Inc.(a)	17,878	306,786
Fortescue Ltd.	25,236	414,398
Rio Tinto Ltd.	1,531	125,703
Teck Resources Ltd. - Class B	18,087	681,387

		1,653,500

Paper & Forest Products – 0.0%
Contra Resolute Forest Products, Inc.(a) (b) (c)	14,789	0

		7,720,992

Company		Shares	U.S. $ Value

Real Estate – 1.2%
Industrial REITs – 0.0%
Intervest Offices & Warehouses NV		3,839	$86,082

Office REITs – 0.1%
Boston Properties, Inc.		4,791	272,752

Real Estate Management & Development – 0.3%
CBRE Group, Inc. - Class A(a)		17,537	1,384,721

Retail REITs – 0.1%
Klepierre SA		7,749	195,067

Specialized REITs – 0.7%
American Tower Corp.		9,782	2,042,286
Gaming and Leisure Properties, Inc.		8,715	407,252
VICI Properties, Inc.		12,819	383,160
Weyerhaeuser Co.		12,808	401,531

			3,234,229

			5,172,851

Utilities – 0.8%
Electric Utilities – 0.6%
American Electric Power Co., Inc.		6,032	479,846
Enel SpA		88,978	628,793
NextEra Energy, Inc.		3,978	232,753
PNM Resources, Inc.		34,082	1,416,789

			2,758,181

Independent Power and Renewable Electricity Producers – 0.1%
Vistra Corp.		11,227	397,548

Multi-Utilities – 0.1%
Ameren Corp.		3,404	264,116

			3,419,845

Total Common Stocks (cost $196,240,836)			239,858,879

	Principal Amount (000)

CORPORATES - NON-INVESTMENT GRADE – 6.7%
Industrial – 5.9%
Basic – 0.4%
Arsenal AIC Parent LLC 8.00%, 10/01/2030(e)	U.S.$	67	68,507
ASP Unifrax Holdings, Inc. 5.25%, 09/30/2028(e)		156	105,172
7.50%, 09/30/2029(e)		73	38,859
Cleveland-Cliffs, Inc. 4.625%, 03/01/2029(e)		25	22,454
6.75%, 03/15/2026(e)		12	12,030

	Principal Amount (000)		U.S. $ Value

Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026	U.S.$	20	$19,512
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125%, 06/15/2028(e)		64	58,694
Element Solutions, Inc. 3.875%, 09/01/2028(e)		91	80,855
ERP Iron Ore LLC 9.039%, 12/31/2019(a) (b) (c) (f) (g)		12	3,887
FMG Resources (August 2006) Pty Ltd. 4.50%, 09/15/2027(e)		36	33,968
6.125%, 04/15/2032(e)		166	160,846
Graham Packaging Co., Inc. 7.125%, 08/15/2028(e)		28	24,647
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(e)	EUR	138	154,398
INEOS Styrolution Ludwigshafen GmbH 2.25%, 01/16/2027(e)		149	144,846
Ingevity Corp. 3.875%, 11/01/2028(e)	U.S.$	10	8,531
Intelligent Packaging Holdco Issuer LP 9.00% (9.00% Cash or 9.75% PIK), 01/15/2026(e) (g)		52	44,248
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028(e)		123	110,241
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018(a) (b) (c) (f) (h)		146	0
Olympus Water US Holding Corp. 9.75%, 11/15/2028(e)		214	220,632
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(e)		28	27,684
Vibrantz Technologies, Inc. 9.00%, 02/15/2030(e)		172	132,265
WR Grace Holdings LLC 4.875%, 06/15/2027(e)		59	56,161
5.625%, 08/15/2029(e)		50	42,091

			1,570,528

Capital Goods – 0.5%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027(e) (g)	EUR	202	114,598
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.125%, 08/15/2026(e)		218	209,520
Ball Corp. 6.00%, 06/15/2029	U.S.$	82	81,793
Bombardier, Inc. 7.50%, 02/01/2029(d) (e)		243	240,643

	Principal Amount (000)		U.S. $ Value

Calderys Financing LLC 11.25%, 06/01/2028(e)	U.S.$	143	$146,062
Chart Industries, Inc. 7.50%, 01/01/2030(e)		45	45,907
Clean Harbors, Inc. 4.875%, 07/15/2027(e)		3	2,891
6.375%, 02/01/2031(e)		16	15,872
Eco Material Technologies, Inc. 7.875%, 01/31/2027(e)		121	119,011
Emerald Debt Merger Sub LLC 6.625%, 12/15/2030(e)		48	47,884
EnerSys 4.375%, 12/15/2027(e)		100	91,954
Enviri Corp. 5.75%, 07/31/2027(e)		122	106,076
GFL Environmental, Inc. 5.125%, 12/15/2026(e)		75	72,762
6.75%, 01/15/2031(e)		30	30,262
Griffon Corp. 5.75%, 03/01/2028		26	24,572
LSB Industries, Inc. 6.25%, 10/15/2028(e) (i)		93	87,023
Madison IAQ LLC 5.875%, 06/30/2029(e)		185	154,677
Moog, Inc. 4.25%, 12/15/2027(e)		42	38,955
TK Elevator Midco GmbH 4.375%, 07/15/2027(e)	EUR	201	206,860
TransDigm, Inc. 6.875%, 12/15/2030(e)	U.S.$	162	162,355
Trinity Industries, Inc. 7.75%, 07/15/2028(e)		92	93,840
Triumph Group, Inc. 7.75%, 08/15/2025(d)		42	41,125
9.00%, 03/15/2028(e)		167	171,798
WESCO Distribution, Inc. 7.25%, 06/15/2028(e)		75	76,228

			2,382,668

Communications - Media – 0.8%
Advantage Sales & Marketing, Inc. 6.50%, 11/15/2028(e)		21	18,812
Altice Financing SA 5.75%, 08/15/2029(e)		279	229,592
AMC Networks, Inc. 4.25%, 02/15/2029		181	126,237
4.75%, 08/01/2025		109	103,475
Arches Buyer, Inc. 4.25%, 06/01/2028(e)		10	8,716
6.125%, 12/01/2028(e)		39	33,433
Banijay Entertainment SASU 7.00%, 05/01/2029(e)	EUR	102	112,942

	Principal Amount (000)		U.S. $ Value

CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(e)	U.S.$	111	$86,628
4.50%, 08/15/2030(e)		105	90,081
4.75%, 02/01/2032(e)		88	73,902
7.375%, 03/01/2031(e)		29	28,969
Clear Channel Outdoor Holdings, Inc. 5.125%, 08/15/2027(e)		35	32,444
CSC Holdings LLC 3.375%, 02/15/2031(e)		200	137,254
6.50%, 02/01/2029(e)		323	273,807
DISH DBS Corp. 5.125%, 06/01/2029		53	24,185
5.25%, 12/01/2026(e)		135	108,651
5.75%, 12/01/2028(e)		94	69,868
7.375%, 07/01/2028		98	48,960
DISH Network Corp. 3.375%, 08/15/2026(j)		56	25,317
Gray Escrow II, Inc. 5.375%, 11/15/2031(e)		129	91,943
Gray Television, Inc. 5.875%, 07/15/2026(e)		10	9,442
iHeartCommunications, Inc. 4.75%, 01/15/2028(d) (e)		35	26,698
5.25%, 08/15/2027(e)		10	7,678
6.375%, 05/01/2026		22	18,670
Lamar Media Corp. 4.875%, 01/15/2029		4	3,782
LCPR Senior Secured Financing DAC 5.125%, 07/15/2029(e)		203	171,166
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(e)		139	126,858
National CineMedia LLC 5.75%, 08/15/2026(a) (b) (c)		33	0
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030(e)		61	52,369
Radiate Holdco LLC/Radiate Finance, Inc. 4.50%, 09/15/2026(e)		142	105,659
Scripps Escrow II, Inc. 3.875%, 01/15/2029(e)		6	5,066
Sinclair Television Group, Inc. 4.125%, 12/01/2030(e)		10	7,013
5.50%, 03/01/2030(e)		104	76,175
Sirius XM Radio, Inc. 3.875%, 09/01/2031(e)		116	93,822
4.00%, 07/15/2028(e)		302	270,018
Summer BC Holdco B SARL 5.75%, 10/31/2026(e)	EUR	150	154,968
TEGNA, Inc. 4.75%, 03/15/2026(e)	U.S.$	35	33,720
5.00%, 09/15/2029		110	97,714

	Principal Amount (000)		U.S. $ Value

Univision Communications, Inc. 6.625%, 06/01/2027(e)	U.S.$	144	$141,915
7.375%, 06/30/2030(e)		25	24,585
8.00%, 08/15/2028(d) (e)		78	78,861
Urban One, Inc. 7.375%, 02/01/2028(e)		203	173,013

			3,404,408

Communications - Telecommunications – 0.1%
Consolidated Communications, Inc. 6.50%, 10/01/2028(e)		85	70,360
Embarq Corp. 7.995%, 06/01/2036		89	50,968
Intelsat Jackson Holdings SA 5.50%, 08/01/2023(a) (b) (c) (f) †		177	0
Level 3 Financing, Inc. 4.25%, 07/01/2028(e)		29	11,544
4.625%, 09/15/2027(e)		63	33,390
Telecom Italia Capital SA 7.20%, 07/18/2036		105	101,832
United Group BV 4.625%, 08/15/2028(e)	EUR	191	187,253
Vmed O2 UK Financing I PLC 4.75%, 07/15/2031(e)	U.S.$	200	170,840

			626,187

Consumer Cyclical - Automotive – 0.4%
Allison Transmission, Inc. 5.875%, 06/01/2029(e)		60	58,106
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026(e)		69	68,622
Dana, Inc. 5.375%, 11/15/2027		11	10,454
5.625%, 06/15/2028(d)		17	16,191
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028(e)		179	169,166
Exide Technologies 11.00%, 10/31/2024 (a) (b) (c) (h) †		83	0
Goodyear Tire & Rubber Co. (The) 5.25%, 07/15/2031(d)		49	42,437
Jaguar Land Rover Automotive PLC 5.875%, 01/15/2028(e)		200	192,110
Mclaren Finance PLC 7.50%, 08/01/2026(e)		200	170,788
PM General Purchaser LLC 9.50%, 10/01/2028(e)		103	100,958
Real Hero Merger Sub 2, Inc. 6.25%, 02/01/2029(d) (e)		140	113,970
Tenneco, Inc. 8.00%, 11/17/2028(e)		291	239,796
Titan International, Inc. 7.00%, 04/30/2028		108	104,276

	Principal Amount (000)		U.S. $ Value

ZF North America Capital, Inc. 4.75%, 04/29/2025(e)	U.S.$	161	$157,551
7.125%, 04/14/2030(e)		157	160,974

			1,605,399

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp. 4.00%, 08/01/2028(e)		58	52,391
5.75%, 03/01/2027(e)		112	106,347
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.375%, 04/15/2027		74	71,770
5.50%, 05/01/2025(e)		179	178,492
Lindblad Expeditions LLC 6.75%, 02/15/2027(e)		37	36,083
NCL Corp., Ltd. 5.875%, 03/15/2026(e)		62	58,698
8.125%, 01/15/2029(e)		56	57,065
8.375%, 02/01/2028(e)		58	59,938
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(e)		112	107,818
5.50%, 04/01/2028(e)		93	88,874
5.50%, 08/31/2026(e)		90	87,611
7.25%, 01/15/2030(e)		27	27,498
9.25%, 01/15/2029(e)		83	88,281
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(e)		93	94,086
Six Flags Entertainment Corp. 7.25%, 05/15/2031(d) (e)		75	72,287
Vail Resorts, Inc. 6.25%, 05/15/2025(e)		25	24,991
Viking Cruises Ltd. 5.875%, 09/15/2027(e)		196	184,842
7.00%, 02/15/2029(e)		75	71,820
9.125%, 07/15/2031(e)		36	37,620
VOC Escrow Ltd. 5.00%, 02/15/2028(e)		13	12,164

			1,518,676

Consumer Cyclical - Other – 0.4%
Adams Homes, Inc. 7.50%, 02/15/2025(e)		21	20,601
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 4.875%, 02/15/2030(e)		113	95,418
6.25%, 09/15/2027(e)		3	2,832
Builders FirstSource, Inc. 6.375%, 06/15/2032(e)		100	98,486
Caesars Entertainment, Inc. 6.25%, 07/01/2025(e)		102	101,455
7.00%, 02/15/2030(e)		9	9,011

	Principal Amount (000)		U.S. $ Value

Everi Holdings, Inc. 5.00%, 07/15/2029(e)	U.S.$	18	$15,795
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025(e)		134	128,379
Hilton Domestic Operating Co., Inc. 3.625%, 02/15/2032(e)		89	74,758
5.375%, 05/01/2025(e)		21	20,879
5.75%, 05/01/2028(e)		22	21,683
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc 4.875%, 07/01/2031(e)		72	60,429
5.00%, 06/01/2029(e)		121	106,831
Installed Building Products, Inc. 5.75%, 02/01/2028(e)		31	29,349
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(d) (e)		35	29,471
Mattamy Group Corp. 4.625%, 03/01/2030(e)		88	77,654
MGM Resorts International 4.75%, 10/15/2028		10	9,252
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. 5.625%, 09/01/2029(d) (e)		17	12,314
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 04/01/2029		87	77,459
4.75%, 02/15/2028		55	51,215
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025(e)		197	193,149
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(e)		69	67,147
5.875%, 06/15/2027(e)		3	2,951
Travel + Leisure Co. 4.50%, 12/01/2029(e)		136	117,095
4.625%, 03/01/2030(e)		94	80,954
6.625%, 07/31/2026(e)		143	142,906
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 05/15/2027(e)		93	88,747

			1,736,220

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 04/15/2025(e)		53	52,977
Raising Cane’s Restaurants LLC 9.375%, 05/01/2029(e)		39	40,965

			93,942

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Retailers – 0.4%
Arko Corp. 5.125%, 11/15/2029(e)	U.S.$	46	$38,372
Asbury Automotive Group, Inc. 4.625%, 11/15/2029 (d) (e)		60	54,025
5.00%, 02/15/2032(e)		24	20,945
Bath & Body Works, Inc. 6.625%, 10/01/2030(e)		23	22,783
6.75%, 07/01/2036		58	53,911
6.95%, 03/01/2033		69	64,569
9.375%, 07/01/2025(e)		32	33,384
BCPE Ulysses Intermediate, Inc. 7.75% (7.75% Cash or 8.50% PIK), 04/01/2027(e) (g)		48	42,683
Beacon Roofing Supply, Inc. 6.50%, 08/01/2030(e)		28	27,976
Carvana Co. 5.50%, 04/15/2027(e)		14	9,741
12.00%, 12/01/2028(e) (g) (i)		87	68,341
FirstCash, Inc. 4.625%, 09/01/2028(e)		22	20,152
5.625%, 01/01/2030(e)		93	87,057
Foundation Building Materials, Inc. 6.00%, 03/01/2029(e)		24	20,582
Group 1 Automotive, Inc. 4.00%, 08/15/2028(e)		21	18,917
Kontoor Brands, Inc. 4.125%, 11/15/2029(e)		90	78,472
LBM Acquisition LLC 6.25%, 01/15/2029(e)		20	16,774
LCM Investments Holdings II LLC 8.25%, 08/01/2031(e)		40	40,322
Levi Strauss & Co. 3.50%, 03/01/2031(d) (e)		15	12,605
Michaels Cos., Inc. (The) 7.875%, 05/01/2029(e)		144	81,708
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.125%, 04/01/2026(e)		70	65,561
PetSmart, Inc./PetSmart Finance Corp. 7.75%, 02/15/2029(e)		271	255,496
Sonic Automotive, Inc. 4.625%, 11/15/2029 (d) (e)		39	34,396
4.875%, 11/15/2031(e)		74	62,274
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026(e)		100	97,014
SRS Distribution, Inc. 6.125%, 07/01/2029(e)		29	25,715
Staples, Inc. 7.50%, 04/15/2026(e)		228	201,780
White Cap Buyer LLC 6.875%, 10/15/2028(e)		101	92,448

			1,648,003

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.7%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(e)	U.S.$	88	$84,584
AdaptHealth LLC 6.125%, 08/01/2028(e)		25	21,433
AHP Health Partners, Inc. 5.75%, 07/15/2029(e)		12	10,080
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.25%, 03/15/2026(e)		184	172,886
5.875%, 02/15/2028(e)		15	14,803
Bausch & Lomb Escrow Corp. 8.375%, 10/01/2028(e)		225	230,159
Bausch Health Cos., Inc. 4.875%, 06/01/2028(e)		173	87,988
6.25%, 02/15/2029(e)		7	2,511
7.25%, 05/30/2029(e)		48	18,225
Catalent Pharma Solutions, Inc. 5.00%, 07/15/2027(e)		56	52,903
CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(e)		27	20,056
6.125%, 04/01/2030(e)		91	51,419
6.875%, 04/15/2029(e)		205	120,950
6.875%, 04/01/2028(e)		20	9,719
DaVita, Inc. 3.75%, 02/15/2031(e)		245	191,749
4.625%, 06/01/2030(e)		69	58,328
Elanco Animal Health, Inc. 6.65%, 08/28/2028(d) (i)		23	23,063
Embecta Corp. 5.00%, 02/15/2030(e)		42	35,289
Emergent BioSolutions, Inc. 3.875%, 08/15/2028(e)		13	5,165
Fortrea Holdings, Inc. 7.50%, 07/01/2030(e)		43	42,669
Garden Spinco Corp. 8.625%, 07/20/2030(e)		71	74,576
Global Medical Response, Inc. 6.50%, 10/01/2025(e)		85	62,895
Grifols SA 4.75%, 10/15/2028(d) (e)		200	176,828
IQVIA, Inc. 6.50%, 05/15/2030(e)		214	215,823
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. 7.00%, 12/31/2027(e)		132	122,252

	Principal Amount (000)		U.S. $ Value

Legacy LifePoint Health LLC 4.375%, 02/15/2027(e)	U.S.$	67	$58,664
Medline Borrower LP 3.875%, 04/01/2029(e)		93	82,566
5.25%, 10/01/2029(e)		167	151,562
ModivCare Escrow Issuer, Inc. 5.00%, 10/01/2029(e)		17	13,008
ModivCare, Inc. 5.875%, 11/15/2025(e)		17	16,553
Newell Brands, Inc. 6.375%, 09/15/2027(d)		19	18,644
6.625%, 09/15/2029		69	67,648
Option Care Health, Inc. 4.375%, 10/31/2029(e)		85	75,123
Post Holdings, Inc. 5.50%, 12/15/2029(e)		131	123,207
Primo Water Holdings, Inc. 4.375%, 04/30/2029(e)		20	17,793
Spectrum Brands, Inc. 3.875%, 03/15/2031(d) (e)		185	157,827
Tenet Healthcare Corp. 6.125%, 10/01/2028(d)		65	62,990
6.125%, 06/15/2030		39	38,085
Triton Water Holdings, Inc. 6.25%, 04/01/2029(e)		65	55,659
US Acute Care Solutions LLC 6.375%, 03/01/2026(e)		59	45,270

			2,890,952

Energy – 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375%, 06/15/2029(e)		32	30,095
Berry Petroleum Co., LLC 7.00%, 02/15/2026(e)		58	55,829
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.625%, 12/15/2025(e)		37	37,374
CITGO Petroleum Corp. 6.375%, 06/15/2026(e)		43	42,680
7.00%, 06/15/2025(e)		152	150,551
8.375%, 01/15/2029(e)		83	83,603
Civitas Resources, Inc. 5.00%, 10/15/2026(e)		23	21,960
8.375%, 07/01/2028(e)		96	98,301
8.75%, 07/01/2031(e)		93	96,372
CNX Resources Corp. 6.00%, 01/15/2029(e)		47	44,824
7.25%, 03/14/2027(e)		2	1,991
Comstock Resources, Inc. 6.75%, 03/01/2029(e)		36	33,163

	Principal Amount (000)		U.S. $ Value

Crescent Energy Finance LLC 7.25%, 05/01/2026(e)	U.S.$	56	$55,634
9.25%, 02/15/2028(e)		51	52,688
Encino Acquisition Partners Holdings LLC 8.50%, 05/01/2028(e)		90	87,738
EQM Midstream Partners LP 4.50%, 01/15/2029(e)		77	70,423
4.75%, 01/15/2031(e)		75	66,824
Genesis Energy LP/Genesis Energy Finance Corp. 6.25%, 05/15/2026		19	18,567
6.50%, 10/01/2025		21	20,948
7.75%, 02/01/2028		45	44,412
8.00%, 01/15/2027		9	9,012
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029		38	35,370
7.00%, 08/01/2027		43	41,594
Gulfport Energy Corp.
6.00%, 10/15/2024(a) †		62	155
6.375%, 05/15/2025(a) †		71	178
6.375%, 01/15/2026(a) †		208	520
6.625%, 05/01/2023(a) (f) †		12	30
8.00%, 05/17/2026(e)		53	53,560
Hess Midstream Operations LP 4.25%, 02/15/2030(e)		14	12,529
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 02/01/2029(e)		21	19,736
6.00%, 04/15/2030(e)		65	60,646
6.00%, 02/01/2031(e)		30	27,833
8.375%, 11/01/2033(e)		92	94,777
Howard Midstream Energy Partners LLC 8.875%, 07/15/2028(e)		55	57,485
ITT Holdings LLC 6.50%, 08/01/2029(e)		145	126,456
Moss Creek Resources Holdings, Inc. 7.50%, 01/15/2026(e)		265	259,517
Murphy Oil Corp. 5.875%, 12/01/2042(i)		51	43,307
Nabors Industries Ltd. 7.25%, 01/15/2026(e)		43	41,105
7.50%, 01/15/2028(e)		117	103,695
Nabors Industries, Inc. 7.375%, 05/15/2027(e)		69	66,720
9.125%, 01/31/2030(e)		18	18,048
New Fortress Energy, Inc. 6.50%, 09/30/2026(e)		106	100,689
6.75%, 09/15/2025(e)		112	108,800
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 02/01/2026(e)		149	149,484
NuStar Logistics LP 6.375%, 10/01/2030		17	16,569

	Principal Amount (000)		U.S. $ Value

PDC Energy, Inc. 5.75%, 05/15/2026	U.S.$	163	$162,438
Southwestern Energy Co. 5.375%, 02/01/2029		116	110,415
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/2026(e) (i)		61	60,586
Sunoco LP/Sunoco Finance Corp. 5.875%, 03/15/2028		129	126,430
6.00%, 04/15/2027		4	3,980
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 6.00%, 12/31/2030(e)		15	13,618
6.00%, 09/01/2031(e)		8	7,215
Transocean Aquila Ltd. 8.00%, 09/30/2028(e)		105	105,124
Transocean, Inc. 8.75%, 02/15/2030(e)		19	19,484
Venture Global Calcasieu Pass LLC 6.25%, 01/15/2030(e)		138	136,029
Venture Global LNG, Inc. 8.125%, 06/01/2028(e)		109	108,221
8.375%, 06/01/2031(e)		109	107,503
9.50%, 02/01/2029(e)		34	35,115
9.875%, 02/01/2032(e)		34	34,832

			3,592,782

Other Industrial – 0.0%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(e)		5	4,600
Ritchie Bros Holdings, Inc. 6.75%, 03/15/2028(e)		51	51,907
7.75%, 03/15/2031(e)		40	41,514

			98,021

Services – 0.5%
ADT Security Corp. (The) 4.875%, 07/15/2032(e)		7	6,133
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.625%, 07/15/2026(e)		31	30,139
9.75%, 07/15/2027(e)		206	189,545
ANGI Group LLC 3.875%, 08/15/2028(e)		91	74,730
APX Group, Inc. 5.75%, 07/15/2029(e)		114	101,883
6.75%, 02/15/2027(e)		42	41,540
Aramark Services, Inc. 5.00%, 02/01/2028(e)		15	14,225
Block, Inc. 3.50%, 06/01/2031		15	12,552

	Principal Amount (000)		U.S. $ Value

Cars.com, Inc. 6.375%, 11/01/2028(e)	U.S.$	70	$66,780
Garda World Security Corp. 4.625%, 02/15/2027(e)		10	9,502
6.00%, 06/01/2029(e)		182	151,477
9.50%, 11/01/2027(e)		215	208,077
Korn Ferry 4.625%, 12/15/2027(e)		63	59,473
Millennium Escrow Corp. 6.625%, 08/01/2026(e)		128	98,845
Monitronics International, Inc. 9.125%, 04/01/2020(a) (b) (c) (f) †		120	0
MPH Acquisition Holdings LLC 5.50%, 09/01/2028(e)		87	75,568
5.75%, 11/01/2028(d) (e)		287	223,163
Neptune Bidco US, Inc. 9.29%, 04/15/2029(e)		214	199,433
Prime Security Services Borrower LLC/Prime Finance, Inc. 6.25%, 01/15/2028(e)		247	237,184
Verscend Escrow Corp. 9.75%, 08/15/2026(e)		115	115,494
ZipRecruiter, Inc. 5.00%, 01/15/2030(e)		141	119,127

			2,034,870

Technology – 0.3%
Ahead DB Holdings LLC 6.625%, 05/01/2028(e)		95	81,588
Boxer Parent Co., Inc. 7.125%, 10/02/2025(e)		17	16,974
CommScope, Inc. 4.75%, 09/01/2029(e)		92	57,977
6.00%, 03/01/2026(e)		10	8,616
Entegris Escrow Corp. 5.95%, 06/15/2030(e)		59	56,992
Gen Digital, Inc. 6.75%, 09/30/2027(e)		85	85,582
7.125%, 09/30/2030(d) (e)		76	77,654
GoTo Group, Inc. 5.50%, 09/01/2027(e)		155	91,199
NCR Voyix Corp. 5.125%, 04/15/2029(e)		102	93,415
Playtika Holding Corp. 4.25%, 03/15/2029(e)		100	84,797
Presidio Holdings, Inc. 4.875%, 02/01/2027(e)		12	11,611
8.25%, 02/01/2028(e)		172	167,695
Seagate HDD Cayman 8.25%, 12/15/2029(e)		93	99,045
8.50%, 07/15/2031(d) (e)		97	103,609

	Principal Amount (000)		U.S. $ Value

Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025(e)	U.S.$	316	$246,003
Virtusa Corp. 7.125%, 12/15/2028(e)		66	52,304
Western Digital Corp. 4.75%, 02/15/2026		99	95,531

			1,430,592

Transportation - Airlines – 0.2%
Air Canada 3.875%, 08/15/2026(e)		29	27,070
Allegiant Travel Co. 7.25%, 08/15/2027(e)		47	44,653
American Airlines, Inc. 7.25%, 02/15/2028(d) (e)		132	130,350
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(e)		143	140,932
5.75%, 04/20/2029(e)		88	84,235
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. 5.75%, 01/20/2026(e)		288	229,194
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025(e)		162	116,840

			773,274

Transportation - Services – 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.375%, 03/01/2029(e)		33	29,707
5.75%, 07/15/2027(e)		80	75,463
Hertz Corp. (The) 4.625%, 12/01/2026(e)		111	97,765
5.00%, 12/01/2029(d) (e)		25	19,204
PROG Holdings, Inc. 6.00%, 11/15/2029(e)		77	67,279

			289,418

			25,695,940

Financial Institutions – 0.7%
Banking – 0.0%
Ally Financial, Inc. Series C 4.70%, 05/15/2028(k)		19	12,200
Bread Financial Holdings, Inc. 7.00%, 01/15/2026(e)		104	99,774

			111,974

Brokerage – 0.2%
AG Issuer LLC 6.25%, 03/01/2028(e)		15	14,534

	Principal Amount (000)		U.S. $ Value

AG TTMT Escrow Issuer LLC 8.625%, 09/30/2027(e)	U.S.$	122	$126,653
Aretec Escrow Issuer 2, Inc. 10.00%, 08/15/2030(e)		127	132,254
Hightower Holding LLC 6.75%, 04/15/2029(e)		270	234,765
NFP Corp. 6.875%, 08/15/2028(e)		142	126,492
7.50%, 10/01/2030(e)		70	69,452
Osaic Holdings, Inc. 10.75%, 08/01/2027(d) (e)		83	83,878

			788,028

Finance – 0.3%
Castlelake Aviation Finance DAC 5.00%, 04/15/2027(e)		46	42,316
CNG Holdings, Inc. 14.50%, 06/30/2026(e)		85	72,250
Compass Group Diversified Holdings LLC 5.25%, 04/15/2029(e)		81	74,041
Curo Group Holdings Corp. 7.50%, 08/01/2028(e)		177	62,341
18.00%, 08/01/2028(b) (c)		151	136,530
Enova International, Inc. 8.50%, 09/01/2024(e)		45	44,851
8.50%, 09/15/2025(e)		161	157,891
GGAM Finance Ltd. 7.75%, 05/15/2026(e)		71	71,275
8.00%, 02/15/2027(e)		73	73,637
8.00%, 06/15/2028(e)		107	108,602
goeasy Ltd. 5.375%, 12/01/2024(e)		74	74,000
9.25%, 12/01/2028(e)		95	97,573
Navient Corp. 4.875%, 03/15/2028		45	39,887
SLM Corp. 3.125%, 11/02/2026		20	18,096
Synchrony Financial 7.25%, 02/02/2033		120	112,236

			1,185,526

Insurance – 0.1%
Acrisure LLC/Acrisure Finance, Inc. 6.00%, 08/01/2029(e)		242	209,320
7.00%, 11/15/2025(e)		35	34,568
HUB International Ltd. 7.25%, 06/15/2030(e)		81	83,110

			326,998

Other Finance – 0.0%
Armor Holdco, Inc. 8.50%, 11/15/2029(e)		87	78,256

	Principal Amount (000)		U.S. $ Value

Coinbase Global, Inc. 3.625%, 10/01/2031(e)	U.S.$	116	$85,296

			163,552

REITs – 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 4.50%, 04/01/2027(e)		153	134,155
5.75%, 05/15/2026(e)		51	48,490
Iron Mountain, Inc. 4.875%, 09/15/2027(e)		3	2,843
4.875%, 09/15/2029(e)		69	63,065
5.00%, 07/15/2028(e)		53	49,606
5.25%, 03/15/2028(e)		124	117,553
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027		33	26,355
Service Properties Trust 8.625%, 11/15/2031(e)		93	95,364

			537,431

			3,113,509

Utility – 0.1%
Electric – 0.1%
Calpine Corp. 5.125%, 03/15/2028(e)		28	26,356
NRG Energy, Inc. 3.875%, 02/15/2032(e)		15	12,266
10.25%, 03/15/2028(e) (k)		21	20,754
Vistra Corp. 7.00%, 12/15/2026(e) (k)		70	66,565
8.00%, 10/15/2026(e) (k)		78	76,212
Vistra Operations Co., LLC 7.75%, 10/15/2031(e)		217	222,395

			424,548

Natural Gas – 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.75%, 05/20/2027		14	13,369
5.875%, 08/20/2026		11	10,715

			24,084

Other Utility – 0.0%
Solaris Midstream Holdings LLC 7.625%, 04/01/2026(e)		60	58,585

			507,217

Total Corporates - Non-Investment Grade (cost $31,726,299)			29,316,666

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 5.0%
United States – 5.0%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	14	$6,869
U.S. Treasury Notes 0.625%, 08/15/2030(l)		1,840	1,443,564
1.25%, 05/31/2028(l)		4,020	3,513,731
1.625%, 08/15/2029		1,863	1,612,950
2.375%, 05/15/2029(l) (m)		1,524	1,378,087
2.625%, 05/31/2027(l)		4,890	4,607,203
2.875%, 05/15/2032(l)		1,342	1,201,028
3.00%, 07/31/2024(m) (n)		1,232	1,213,421
3.875%, 08/15/2033		385	370,202
4.00%, 02/29/2028		576	567,999
4.125%, 10/31/2027		198	195,816
4.125%, 07/31/2028		370	367,118
4.25%, 12/31/2024(n)		1,632	1,615,794
4.25%, 05/31/2025		366	362,199
4.375%, 10/31/2024(m)		550	545,703
4.375%, 08/31/2028		252	252,089
4.50%, 11/30/2024		1,205	1,196,438
4.625%, 06/30/2025		333	331,201
5.00%, 09/30/2025		1,147	1,150,943

Total Governments - Treasuries (cost $23,604,639)			21,932,355

CORPORATES - INVESTMENT GRADE – 2.9%
Financial Institutions – 1.4%
Banking – 1.0%
AIB Group PLC 4.263%, 04/10/2025(e)		200	198,290
Ally Financial, Inc. 6.70%, 02/14/2033		35	32,573
8.00%, 11/01/2031		50	52,824
Series B 4.70%, 05/15/2026(k)		272	191,597
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025(e)		184	181,916
Banco Santander SA 4.175%, 03/24/2028		200	188,656
9.625%, 05/21/2033(k)		200	208,614
Bank of America Corp. Series U 8.774% (SOFR + 3.40%), 01/02/2024(k) (o)		73	72,867
Barclays PLC 6.125%, 12/15/2025(k)		200	185,686
BNP Paribas SA 4.625%, 02/25/2031(e) (k)		283	213,385
8.50%, 08/14/2028(e) (k)		200	202,586

	Principal Amount (000)		U.S. $ Value

CaixaBank SA 5.875%, 10/09/2027(e) (k)	EUR	200	$204,161
Capital One Financial Corp. 5.817%, 02/01/2034	U.S.$	88	82,533
6.377%, 06/08/2034		116	112,972
7.624%, 10/30/2031		74	77,408
Citigroup, Inc. 3.875%, 02/18/2026(k)		50	43,633
7.625%, 11/15/2028(k)		54	53,773
Series V
4.70%, 01/30/2025(k)		47	42,762
Series Y
4.15%, 11/15/2026(k)		65	53,788
Credit Agricole SA 8.125%, 12/23/2025(e) (k)		400	401,120
Deutsche Bank AG/New York NY 1.447%, 04/01/2025		150	147,387
7.146%, 07/13/2027		220	224,422
Goldman Sachs Group, Inc. (The) Series P 8.505% (SOFR + 3.14%), 01/02/2024(k) (o)		97	96,500
Intesa Sanpaolo SpA 7.20%, 11/28/2033(e)		200	202,844
JPMorgan Chase & Co. Series Q 8.889% (SOFR + 3.51%), 02/01/2024(d) (k) (o)		110	110,644
Series R
8.939% (SOFR + 3.56%), 02/01/2024(d) (k) (o)		9	9,043
PNC Financial Services Group, Inc. (The) Series R 8.679% (SOFR + 3.30%), 03/01/2024(k) (o)		48	47,887
Santander Holdings USA, Inc. 2.49%, 01/06/2028		14	12,551
6.565%, 06/12/2029		136	136,895
7.66%, 11/09/2031		5	5,219
Truist Financial Corp. Series L 8.773% (SOFR + 3.36%), 12/15/2024(d) (k) (o)		127	123,361
Series N
4.80%, 09/01/2024(k)		116	102,488
Series Q
5.10%, 03/01/2030(k)		39	33,584
UBS Group AG 7.00%, 02/19/2025(e) (k)		400	392,336
Wells Fargo & Co. 7.625%, 09/15/2028(k)		53	54,458

			4,500,763

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.0%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(d) (k)	U.S.$	44	$42,726

Finance – 0.2%
Air Lease Corp. Series B 4.65%, 06/15/2026(k)		112	96,158
Aircastle Ltd. 2.85%, 01/26/2028(e)		82	71,374
5.25%, 06/15/2026(d) (e) (k)		97	81,040
5.25%, 08/11/2025(e)		144	141,038
Aviation Capital Group LLC 1.95%, 01/30/2026(e)		4	3,644
3.50%, 11/01/2027(e)		25	22,444
4.125%, 08/01/2025(e)		39	37,476
4.875%, 10/01/2025(e)		30	29,098
5.50%, 12/15/2024(e)		67	66,189
6.375%, 07/15/2030(e)		88	87,037
6.75%, 10/25/2028(e)		118	119,620
Huarong Finance II Co., Ltd. Series E 5.50%, 01/16/2025(e)		200	195,372

			950,490

Insurance – 0.2%
Liberty Mutual Group, Inc. 7.80%, 03/15/2037(e)		271	264,117
MetLife Capital Trust IV 7.875%, 12/15/2037(e)		254	265,694
Prudential Financial, Inc. 5.20%, 03/15/2044		44	43,587

			573,398

REITs – 0.0%
GLP Capital LP/GLP Financing II, Inc. 5.375%, 04/15/2026		20	19,581
VICI Properties LP/VICI Note Co., Inc. 5.625%, 05/01/2024(e)		90	89,618

			109,199

			6,176,576

Industrial – 1.4%
Basic – 0.2%
AngloGold Ashanti Holdings PLC 3.375%, 11/01/2028		220	192,581
ArcelorMittal SA 6.75%, 03/01/2041(i)		49	48,948
Braskem Netherlands Finance BV 8.50%, 01/12/2031(e)		200	195,700

	Principal Amount (000)		U.S. $ Value

Celanese US Holdings LLC 6.05%, 03/15/2025	U.S.$	9	$9,017
6.35%, 11/15/2028		36	36,795
6.55%, 11/15/2030		86	88,254
CF Industries, Inc. 5.15%, 03/15/2034		2	1,894
Glencore Funding LLC 6.50%, 10/06/2033(e)		107	111,953
Industrias Penoles SAB de CV 5.65%, 09/12/2049(e)		201	166,830
Olin Corp. 5.00%, 02/01/2030(d)		10	9,182
UPL Corp. Ltd. 4.50%, 03/08/2028(e)		200	170,342

			1,031,496

Capital Goods – 0.0%
Regal Rexnord Corp. 6.05%, 04/15/2028(e)		75	73,804
6.30%, 02/15/2030(e)		19	18,762
6.40%, 04/15/2033(e)		22	21,665

			114,231

Communications - Media – 0.0%
DirecTV Financing LLC/DirecTV Financing Co-Obligor, Inc. 5.875%, 08/15/2027(e)		139	124,944
Warnermedia Holdings, Inc. 4.279%, 03/15/2032		8	7,061

			132,005

Consumer Cyclical - Automotive – 0.2%
Ford Motor Co. 3.25%, 02/12/2032		242	193,043
6.10%, 08/19/2032(d)		87	84,819
General Motors Co. 6.25%, 10/02/2043		17	16,315
General Motors Financial Co., Inc. 6.40%, 01/09/2033(d)		277	284,346
Harley-Davidson Financial Services, Inc. 3.05%, 02/14/2027(e)		39	35,435
Hyundai Capital America 6.10%, 09/21/2028(e)		161	163,049
Lear Corp. 4.25%, 05/15/2029		3	2,787
Nissan Motor Acceptance Co., LLC 1.85%, 09/16/2026(e)		12	10,593
2.75%, 03/09/2028(e)		144	123,044

			913,431

Consumer Cyclical - Entertainment – 0.0%
Mattel, Inc. 5.875%, 12/15/2027(e)		15	14,750

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.1%
Las Vegas Sands Corp. 3.50%, 08/18/2026	U.S.$	6	$5,618
MDC Holdings, Inc. 6.00%, 01/15/2043		195	170,916
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(e)		200	166,990

			343,524

Consumer Cyclical - Retailers – 0.0%
Macy’s Retail Holdings LLC 5.875%, 03/15/2030(d) (e)		24	21,791
5.875%, 04/01/2029(d) (e)		10	9,414
6.125%, 03/15/2032(e)		21	18,837
Tapestry, Inc. 7.00%, 11/27/2026		25	25,277
7.05%, 11/27/2025		15	15,189

			90,508

Consumer Non - Cyclical – 0.2%
Altria Group, Inc. 6.875%, 11/01/2033		97	103,014
BAT Capital Corp. 6.421%, 08/02/2033		248	252,551
Charles River Laboratories International, Inc. 4.25%, 05/01/2028(e)		10	9,265
IQVIA, Inc. 6.25%, 02/01/2029(e)		51	51,800
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 6.75%, 03/15/2034(e)		122	122,992
Pilgrim’s Pride Corp. 3.50%, 03/01/2032		90	72,873
4.25%, 04/15/2031		85	73,612
6.875%, 05/15/2034		144	147,279

			833,386

Energy – 0.3%
Antero Resources Corp. 7.625%, 02/01/2029(e)		15	15,379
Apache Corp. 4.25%, 01/15/2030		50	45,420
Columbia Pipelines Operating Co., LLC 5.927%, 08/15/2030(e)		24	24,109
6.036%, 11/15/2033(e)		32	32,322
Continental Resources, Inc./OK 2.875%, 04/01/2032(e)		31	24,291
5.75%, 01/15/2031(e)		56	54,357
Ecopetrol SA 4.625%, 11/02/2031		69	55,041
6.875%, 04/29/2030		69	65,129
8.625%, 01/19/2029		137	141,514

	Principal Amount (000)		U.S. $ Value

Energy Transfer LP 6.125%, 12/15/2045	U.S.$	135	$129,693
EnLink Midstream LLC 5.625%, 01/15/2028(e)		74	71,821
EnLink Midstream Partners LP 4.15%, 06/01/2025		72	70,528
5.05%, 04/01/2045		49	39,249
5.45%, 06/01/2047		39	32,255
5.60%, 04/01/2044		10	8,646
KazMunayGas National Co. JSC 5.375%, 04/24/2030(e)		200	187,700
Occidental Petroleum Corp. 5.50%, 12/01/2025		12	11,971
5.875%, 09/01/2025		22	22,075
8.875%, 07/15/2030		26	29,697
ONEOK, Inc. 6.05%, 09/01/2033		64	65,142
Western Midstream Operating LP 3.95%, 06/01/2025		18	17,479
4.05%, 02/01/2030(i)		48	43,546
5.45%, 04/01/2044		19	16,234

			1,203,598

Other Industrial – 0.1%
LKQ Corp. 5.75%, 06/15/2028		92	91,359
6.25%, 06/15/2033(d)		80	79,982

			171,341

Services – 0.1%
Gartner, Inc. 4.50%, 07/01/2028(e)		49	45,958
GTCR W-2 Merger Sub LLC 7.50%, 01/15/2031(e)		222	226,127

			272,085

Technology – 0.1%
Baidu, Inc. 3.075%, 04/07/2025(d)		250	241,753
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		6	5,853
Lenovo Group Ltd. 6.536%, 07/27/2032(e)		200	206,248
Microchip Technology, Inc. 4.25%, 09/01/2025		58	56,526
Western Digital Corp. 2.85%, 02/01/2029		13	10,606

			520,986

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.1%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(e)	U.S.$	67	$64,333

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027(e)		266	264,032

			328,365

			5,969,706

Utility – 0.1%
Electric – 0.1%
Alexander Funding Trust II 7.467%, 07/31/2028(e)		163	167,163
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024(e)		200	195,938
NRG Energy, Inc. 7.00%, 03/15/2033(e)		58	58,754

			421,855

Total Corporates - Investment Grade (cost $12,916,946)			12,568,137

EMERGING MARKETS - SOVEREIGNS – 0.7%
Angola – 0.0%
Angolan Government International Bond 9.375%, 05/08/2048(e)		200	153,500

Argentina – 0.0%
Argentine Republic Government International Bond 0.75%, 07/09/2030(i)		261	96,700
1.00%, 07/09/2029		96	34,573
3.50%, 07/09/2041(i)		52	16,849
3.625%, 07/09/2035(i)		50	16,170

			164,292

Bahrain – 0.0%
Bahrain Government International Bond 7.00%, 10/12/2028(e)		200	204,500

Dominican Republic – 0.1%
Dominican Republic International Bond 8.625%, 04/20/2027(e)		425	439,025

Ecuador – 0.0%
Ecuador Government International Bond 3.50%, 07/31/2035(e) (i)		404	141,410

El Salvador – 0.1%
El Salvador Government International Bond 7.625%, 02/01/2041(e)		334	236,044

Ivory Coast – 0.2%
Ivory Coast Government International Bond 4.875%, 01/30/2032(e)	EUR	471	413,992
5.125%, 06/15/2025(e)		152	163,042
5.875%, 10/17/2031(e)		135	126,742

			703,776

	Principal Amount (000)		U.S. $ Value

Lebanon – 0.0%
Lebanon Government International Bond Series G 6.60%, 11/27/2026(a) (e) (p)	U.S.$	189	$10,707
6.65%, 04/22/2024(a) (e) (p)		45	2,498
6.85%, 03/23/2027(a) (e) (p)		46	2,550

			15,755

Nigeria – 0.1%
Nigeria Government International Bond 6.125%, 09/28/2028(e)		200	169,500
7.625%, 11/28/2047(e)		200	144,750

			314,250

Senegal – 0.1%
Senegal Government International Bond 6.25%, 05/23/2033(e)		365	302,494

South Africa – 0.1%
Republic of South Africa Government International Bond 5.875%, 09/16/2025		300	299,250

Ukraine – 0.0%
Ukraine Government International Bond 7.75%, 09/01/2025(e) (i)		100	29,350
7.75%, 09/01/2026(e) (i)		285	79,258

			108,608

Venezuela – 0.0%
Venezuela Government International Bond 9.25%, 09/15/2027(a) (p)		528	101,112

Total Emerging Markets - Sovereigns (cost $4,399,899)			3,184,016

EMERGING MARKETS - CORPORATE BONDS – 0.7%
Industrial – 0.6%
Basic – 0.2%
Braskem Idesa SAPI 7.45%, 11/15/2029(e)		200	135,500
CSN Inova Ventures 6.75%, 01/28/2028(e)		219	207,092
Eldorado Gold Corp. 6.25%, 09/01/2029(e)		46	41,216
Indika Energy Capital IV Pte Ltd. 8.25%, 10/22/2025(e)		250	249,062
Sasol Financing USA LLC 8.75%, 05/03/2029(e)		200	199,062

	Principal Amount (000)		U.S. $ Value

Stillwater Mining Co. 4.50%, 11/16/2029(e)	U.S.$	200	$156,563
Volcan Cia Minera SAA 4.375%, 02/11/2026(e)		40	21,105

			1,009,600

Capital Goods – 0.1%
Embraer Netherlands Finance BV 5.40%, 02/01/2027		90	87,927
7.00%, 07/28/2030(e)		200	203,584
Odebrecht Holdco Finance Ltd. Zero Coupon, 09/10/2058(e)		127	135

			291,646

Communications - Telecommunications – 0.0%
C&W Senior Financing DAC 6.875%, 09/15/2027(e)		200	181,525
Digicel Group Holdings Ltd. 7.00%, 12/18/2099(a) (h) (p)		10	736

			182,261

Consumer Cyclical - Other – 0.1%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(e)		200	166,000
Wynn Macau Ltd. 5.50%, 10/01/2027(e)		214	195,023

			361,023

Consumer Cyclical - Retailers – 0.0%
Edcon Ltd. Zero Coupon, 06/25/2023(a) (b) (c) (f)	ZAR	2	0
K2016470219 South Africa Ltd. 3.00%, 12/31/2022(a) (b) (c) (f) (h)	U.S.$	40	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022(a) (b) (c) (f) (h)		28	0

			0

Consumer Non-Cyclical – 0.1%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(e)		33	30,013
MARB BondCo PLC 3.95%, 01/29/2031(e)		200	154,500
Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027		200	187,134
5.125%, 05/09/2029(d)		200	184,536
Tonon Luxembourg SA 6.50%, 10/31/2024(a) (h) (p)		5	1
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018(a) (b) (c) (f) (h)		434	43

			556,227

	Principal Amount (000)		U.S. $ Value

Energy – 0.0%
Leviathan Bond Ltd. 6.50%, 06/30/2027(e)	U.S.$	109	$101,899

Technology – 0.1%
CA Magnum Holdings 5.375%, 10/31/2026(e)		200	182,500

			2,685,156

Utility – 0.1%
Electric – 0.1%
Investment Energy Resources Ltd. 6.25%, 04/26/2029(e)		270	247,962
Terraform Global Operating LP 6.125%, 03/01/2026(e)		12	11,656

			259,618

Financial Institutions – 0.0%
Banking – 0.0%
Turkiye Vakiflar Bankasi TAO 9.00%, 10/12/2028(e)		200	203,250

Other Finance – 0.0%
OEC Finance Ltd. 5.25%, 12/27/2033(e) (g) (i)		125	5,004

			208,254

Total Emerging Markets - Corporate Bonds (cost $3,658,108)			3,153,028

BANK LOANS – 0.7%
Financial Institutions – 0.1%
Finance – 0.0%
Orbit Private Holdings I Ltd. 10.087% (SOFR 6 Month + 4.50%), 12/11/2028(c) (q)		20	19,663

Insurance – 0.1%
Asurion, LLC 9.698% (SOFR 1 Month + 4.25%), 08/19/2028(q)		139	136,862
Hub International Limited 9.662% (SOFR 3 Month + 4.25%), 06/20/2030(q)		71	71,669

			208,531

			228,194

Industrial – 0.6%
Capital Goods – 0.1%
ACProducts Holdings, Inc. 9.902% (SOFR 3 Month + 4.25%), 05/17/2028(q)		179	147,578
Chariot Buyer LLC 8.698% (SOFR 1 Month + 3.25%), 11/03/2028(q)		20	19,226

			166,804

	Principal Amount (000)		U.S. $ Value

Communications - Media – 0.1%
Advantage Sales & Marketing, Inc. 10.176% (SOFR 3 Month + 4.50%), 10/28/2027(q)	U.S.$	146	$142,566
Clear Channel Outdoor Holdings, Inc. 9.145% (SOFR 3 Month + 3.50%), 08/21/2026(q)		34	33,250
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 8.463% (SOFR 1 Month + 3.00%), 05/01/2026(q)		35	29,511

			205,327

Communications - Telecommunications – 0.1%
Crown Subsea Communications Holding, Inc. 10.457% (SOFR 1 Month + 5.00%), 04/27/2027(q)		128	128,860
Proofpoint, Inc. 11.713% (SOFR 1 Month + 6.25%), 08/31/2029(q)		230	230,959
Zacapa SARL 9.390% (SOFR 3 Month + 4.00%), 03/22/2029(q)		194	192,908

			552,727

Consumer Cyclical - Automotive – 0.0%
Garrett Motion SARL 9.883% (SOFR 3 Month + 4.50%), 04/30/2028(c) (q)		71	71,786

Consumer Cyclical - Other – 0.0%
Caesars Entertainment, Inc. 8.698% (SOFR 1 Month + 3.25%), 02/06/2030(q)		50	49,736

Consumer Cyclical - Retailers – 0.0%
Great Outdoors Group, LLC 9.402% (SOFR 3 Month + 3.75%), 03/06/2028(q)		50	50,010

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 0.1%
PetSmart LLC 9.198% (SOFR 1 Month + 3.75%), 02/11/2028(q)	U.S.$	196	$192,323
US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.) (US Outpatient Imaging Services, Inc.) 10.740% (SOFR 3 Month + 5.25%), 12/15/2027(q)		166	158,624

			350,947

Energy – 0.1%
GIP II Blue Holding, L.P. 9.963% (SOFR 1 Month + 4.50%), 09/29/2028(q)		91	91,240
Parkway Generation, LLC 10.390% (SOFR 3 Month + 4.75%), 02/18/2029(q)		114	109,243

			200,483

Other Industrial – 0.0%
American Tire Distributors, Inc. 11.905% (SOFR 3 Month + 6.25%), 10/20/2028(q)		93	77,311
Dealer Tire Financial, LLC 9.848% (SOFR 1 Month + 4.50%), 12/14/2027(q)		39	38,620
Rockwood Service Corporation 9.713% (SOFR 1 Month + 4.25%), 01/23/2027(q)		9	9,007

			124,938

Services – 0.0%
Verscend Holding Corp. 9.463% (SOFR 1 Month + 4.00%), 08/27/2025(q)		87	86,598

Technology – 0.1%
Amentum Government Services Holdings LLC 9.463% (SOFR 1 Month + 4.00%), 01/29/2027(q)		39	38,574
Ascend Learning, LLC 11.198% (SOFR 1 Month + 5.75%), 12/10/2029(q)		60	51,097
Banff Guarantor, Inc. 10.963% (SOFR 1 Month + 5.50%), 02/27/2026(q)		40	39,825
Boxer Parent Company, Inc. 9.213% (SOFR 1 Month + 3.75%), 10/02/2025(q)		160	160,265
FINThrive Software Intermediate Holdings, Inc. 12.189% (SOFR 1 Month + 6.75%), 12/17/2029(q)		40	23,117
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(a) (p) (q)		136	1,248

	Principal Amount (000)		U.S. $ Value

Peraton Corp. 9.198% (SOFR 1 Month + 3.75%), 02/01/2028(q)	U.S.$	63	$62,849
Presidio Holdings, Inc. 8.948% (SOFR 1 Month + 3.50%), 01/22/2027(q)		1	1,362
8.983% (SOFR 3 Month + 3.50%), 01/22/2027(q)		40	40,462
Veritas US, Inc. 10.463% (SOFR 1 Month + 5.00%), 09/01/2025(q)		218	170,421

			589,220

			2,448,576

Utility – 0.0%
Electric – 0.0%
Granite Generation, LLC 9.213% (SOFR 1 Month + 3.75%), 11/09/2026(q)		186	184,122

Total Bank Loans (cost $3,114,482)			2,860,892

COLLATERALIZED LOAN OBLIGATIONS – 0.5%
CLO - Floating Rate – 0.5%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 7.664% (SOFR + 2.26%), 04/17/2033(e) (o)		270	262,041
Dryden 78 CLO Ltd. Series 2020-78A, Class C 7.614% (SOFR + 2.21%), 04/17/2033(e) (o)		250	242,873
Elmwood CLO VIII Ltd. Series 2021-1A, Class E1 11.677% (SOFR + 6.26%), 01/20/2034(e) (o)		150	145,637
Elmwood CLO XII Ltd. Series 2021-5A, Class E 12.027% (SOFR + 6.61%), 01/20/2035(e) (o)		250	245,035
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 8.76% (SOFR + 3.36%), 01/24/2033(e) (o)		263	250,057
Rad CLO 11 Ltd. Series 2021-11A, Class E 11.906% (SOFR + 6.51%), 04/15/2034(e) (o)		250	235,061
Regatta XIX Funding Ltd. Series 2022-1A, Class E 12.296% (SOFR + 6.88%), 04/20/2035(e) (o)		250	247,166

	Principal Amount (000)		U.S. $ Value

Rockford Tower CLO Ltd. Series 2017-2A, Class DR 8.506% (SOFR + 3.11%), 10/15/2029(e) (o)	U.S.$	306	$299,367
Voya CLO Ltd. Series 2019-1A, Class DR 8.506% (SOFR + 3.11%), 04/15/2031(e) (o)		109	104,632

Total Collateralized Loan Obligations (cost $2,094,116)			2,031,869

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%
Risk Share Floating Rate – 0.3%
Bellemeade Re Ltd. Series 2019-3A, Class M1C 7.407% (SOFR + 2.06%), 07/25/2029(e) (o)		84	83,897
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA1, Class B 14.243% (SOFR + 8.91%), 03/25/2028(o)		789	822,553
Series 2016-HQA3, Class M3 9.293% (SOFR + 3.96%), 03/25/2029(o)		183	191,216
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C04, Class 2M2 10.993% (SOFR + 5.66%), 04/25/2028(o)		82	85,456
Series 2016-C01, Class 2M2 12.393% (SOFR + 7.06%), 08/25/2028(o)		36	37,899
Series 2016-C04, Class 1B 15.693% (SOFR + 10.36%), 01/25/2029(o)		197	221,022

			1,442,043

Agency Fixed Rate – 0.0%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 3.994%, 05/28/2035		75	70,968

Total Collateralized Mortgage Obligations (cost $1,525,719)			1,513,011

QUASI-SOVEREIGNS – 0.1%
Quasi-Sovereign Bonds – 0.1%
Mexico – 0.1%
Petroleos Mexicanos 6.49%, 01/23/2027		51	45,903
6.50%, 01/23/2029		41	34,255
6.70%, 02/16/2032		38	29,529
6.75%, 09/21/2047		182	111,002

			220,689

	Principal Amount (000)		U.S. $ Value

Ukraine – 0.0%
State Agency of Roads of Ukraine 6.25%, 06/24/2030(h) (i)	U.S.$	324	$84,240

United Arab Emirates – 0.0%
DP World Crescent Ltd. Series E 3.875%, 07/18/2029(e)		220	202,125

Total Quasi-Sovereigns (cost $782,442)			507,054

GOVERNMENTS - SOVEREIGN BONDS – 0.1%
Colombia – 0.1%
Colombia Government International Bond 4.125%, 05/15/2051		200	119,800
5.625%, 02/26/2044		200	152,800

			272,600

Mexico – 0.0%
Mexico Government International Bond 2.659%, 05/24/2031		238	194,446

Total Governments - Sovereign Bonds (cost $494,746)			467,046

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Automobile Components – 0.0%
Exide International Holdings LP 0.00%(a) (b) (c)		117	99,450

Trading Companies & Distributors – 0.0%
WESCO International, Inc. Series A 10.625%		3,350	90,450

			189,900

Consumer Discretionary – 0.0%
Household Durables – 0.0%
Hovnanian Enterprises, Inc.		1,190	20,266

Total Preferred Stocks (cost $186,763)			210,166

	Shares

INVESTMENT COMPANIES – 0.0%
Funds and Investment Trusts – 0.0%
iShares Russell 2000 ETF(d) (r) (cost $83,325)		591	106,179

	Principal Amount (000)			U.S. $ Value

EMERGING MARKETS - TREASURIES – 0.0%
Russia – 0.0%
Russian Federal Bond - OFZ Series 6212 7.05%, 01/19/2028(c) (cost $357,557)	RUB	23,770		$90,483

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.0%
Non-Agency Fixed Rate CMBS – 0.0%
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D 4.625%, 07/10/2047(e)	U.S.$	35		30,217
GS Mortgage Securities Trust Series 2014-GC18, Class D 5.258%, 01/10/2047(e)		28		6,996

				37,213

Non-Agency Floating Rate CMBS – 0.0%
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 10.663% (SOFR + 5.34%), 05/15/2036(e) (o)		39		34,589

Total Commercial Mortgage-Backed Securities (cost $93,441)				71,802

MORTGAGE PASS-THROUGHS – 0.0%
Agency Fixed Rate 30-Year – 0.0%
Federal National Mortgage Association Series 2006 5.00%, 01/01/2036 (cost $74)		0	*	69

	Shares

WARRANTS – 0.0%
Diversified – 0.0%
Special Purpose Acquisition Company – 0.0%
CWT Travel Holdings, Inc., A-CW26, expiring 11/19/2026(a) (b) (c)		1,052		0
CWT Travel Holdings, Inc., B-CW28, expiring 11/19/2028(a) (b) (c)		1,108		0

				0

Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc., expiring 03/31/2040,(a) (b) (c) (d)		541		0

Total Warrants (cost $0)				0

	Principal Amount (000)		U.S. $ Value

SHORT-TERM INVESTMENTS – 26.2%
U.S. TREASURY BILLS – 23.1%
United States – 23.1%
U.S. Treasury Bill Zero Coupon, 12/28/2023	U.S.$	77,600	$77,291,540
Zero Coupon, 01/25/2024		24,000	23,805,484
Zero Coupon, 03/28/2024		743	730,287

Total U.S. Treasury Bills (cost $101,833,627)			101,827,311

	Shares

Investment Companies – 3.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(r) (s) (t) (cost $13,459,525)		13,459,525	13,459,525

Total Investments Before Security Lending Collateral for Securities Loaned – 98.4% (cost $396,572,544)			433,158,488

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
Investment Companies – 0.7%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.25%(r) (s) (t) (cost $3,115,361)		3,115,361	3,115,361

Total Investments – 99.1% (cost $399,687,905)(u)			436,273,849
Other assets less liabilities – 0.9%			3,823,148

Net Assets – 100.0%			$440,096,997

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	98	December 2023	$7,295,104	$(101,325)
10 Yr Canadian Bond Futures	3	March 2024	264,770	3,068
10 Yr Japan Bond (OSE) Futures	46	December 2023	45,441,522	235,203
Euro Buxl 30 Yr Bond Futures	75	December 2023	10,621,044	(42,533)
Euro STOXX 50 Index Futures	183	December 2023	8,746,679	280,883
Euro-BOBL Futures	99	March 2024	12,613,490	(21,061)
Euro-Bund Futures	144	December 2023	20,735,674	159,581
Euro-Schatz Futures	43	December 2023	4,932,600	889
FTSE 100 Index Futures	16	December 2023	1,506,961	4,802
FTSE Taiwan Index Futures	20	December 2023	1,200,200	3,402
FTSE/JSE Top 40 Futures	11	December 2023	408,082	22,153
Long Gilt Futures	120	March 2024	14,646,432	176,432
MSCI Emerging Markets Futures	367	December 2023	18,113,285	137,746
S&P 500 E-Mini Futures	7	December 2023	1,601,862	39,274

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index Futures	8	December 2023	$1,438,402	$45,725
SET 50 Futures	266	December 2023	1,287,900	(30,850)
SPI 200 Futures	15	December 2023	1,757,760	44,373
TOPIX Index Futures	34	December 2023	5,448,806	25,272
U.S. Long Bond (CBT) Futures	11	March 2024	1,280,813	4,280
U.S. T-Note 2 Yr (CBT) Futures	27	March 2024	5,520,445	18,278
U.S. T-Note 5 Yr (CBT) Futures	185	March 2024	19,767,539	76,365
U.S. T-Note 10 Yr (CBT) Futures	260	March 2024	28,547,187	238,476
U.S. Ultra Bond (CBT) Futures	193	March 2024	23,739,000	129,039
Sold Contracts
10 Yr Australian Bond Futures	34	December 2023	2,530,954	(44,055)
10 Yr Canadian Bond Futures	71	December 2023	1,105,494	835
10 Yr Canadian Bond Futures	18	March 2024	1,588,622	(18,600)
10 Yr Japan Bond (OSE) Futures	7	December 2023	6,915,014	(18,209)
Euro Buxl 30 Yr Bond Futures	23	December 2023	3,257,120	12,493
Euro-Bund Futures	7	December 2023	1,007,984	(6,646)
FTSE 100 Index Futures	18	December 2023	1,695,331	9,363
FTSE China A50 Futures	43	December 2023	505,680	2,328
Hang Seng Index Futures	2	December 2023	218,248	4,841
Long Gilt Futures	21	March 2024	2,563,126	(30,246)
MSCI Singapore IX ETS Futures	133	December 2023	2,692,412	10,911
NSE IFSC Nifty 50 Index Futures	77	December 2023	3,119,886	(44,958)
OMXS 30 Index Futures	45	December 2023	957,502	(8,540)
S&P 500 E-Mini Futures	50	December 2023	11,441,875	(830,980)
S&P/TSX 60 Index Futures	4	December 2023	719,201	(1,707)
U.S. T-Note 2 Yr (CBT) Futures	41	March 2024	8,382,898	(26,701)
U.S. T-Note 5 Yr (CBT) Futures	11	March 2024	1,175,367	(4,569)
U.S. T-Note 10 Yr (CBT) Futures	9	March 2024	1,021,641	(4,380)
U.S. T-Note 10 Yr (CBT) Futures	85	March 2024	9,332,734	(86,395)
U.S. Ultra Bond (CBT) Futures	89	December 2023	988,123	(2,115)
U.S. Ultra Bond (CBT) Futures	27	March 2024	3,321,000	(18,472)

				$343,670

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	NOK	49,219	USD	4,570	12/07/2023	$20,285
Bank of America, NA	NOK	8,786	USD	797	12/07/2023	(14,972)
Bank of America, NA	SEK	18,337	USD	1,683	12/07/2023	(63,184)
Bank of America, NA	USD	4,132	NOK	45,236	12/07/2023	49,435
Bank of America, NA	USD	5,395	SEK	59,446	12/07/2023	265,454
Bank of America, NA	INR	136,818	USD	1,642	12/14/2023	1,299
Bank of America, NA	INR	116,889	USD	1,401	12/14/2023	(740)
Bank of America, NA	USD	608	INR	50,547	12/14/2023	(1,649)
Bank of America, NA	USD	2,970	ZAR	55,083	12/14/2023	(50,888)
Bank of America, NA	EUR	1,703	USD	1,841	01/10/2024	(15,641)
Bank of America, NA	USD	6,140	CAD	8,422	01/10/2024	70,592
Bank of America, NA	USD	5,980	EUR	5,623	01/10/2024	151,303
Bank of America, NA	CNH	5,939	USD	813	01/11/2024	(20,032)
Bank of America, NA	NZD	2,584	USD	1,553	01/11/2024	(38,812)
Bank of America, NA	USD	574	CNH	4,164	01/11/2024	10,619
Bank of America, NA	JPY	180,999	USD	1,220	01/12/2024	(9,016)
Bank of America, NA	CLP	3,518,327	USD	3,877	01/17/2024	(144,431)
Bank of America, NA	PEN	1,397	USD	367	01/17/2024	(6,026)
Bank of America, NA	USD	323	CLP	286,230	01/17/2024	3,931
Bank of America, NA	USD	464	PEN	1,739	01/17/2024	331

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	KRW	498,549	USD	369	01/18/2024	$(14,978)
Bank of America, NA	USD	669	CHF	585	01/18/2024	1,984
Bank of America, NA	USD	766	KRW	1,030,187	01/18/2024	27,911
Bank of America, NA	USD	1,093	KRW	1,411,728	01/18/2024	(4,640)
Bank of America, NA	AUD	1,276	USD	847	01/25/2024	2,260
Bank of America, NA	AUD	812	USD	537	01/25/2024	(279)
Bank of America, NA	IDR	5,719,059	USD	367	01/25/2024	(334)
Bank of America, NA	PHP	75,562	USD	1,350	01/25/2024	(12,068)
Bank of America, NA	USD	702	AUD	1,077	01/25/2024	10,891
Bank of America, NA	USD	872	GBP	690	01/25/2024	(819)
Bank of America, NA	USD	210	IDR	3,276,975	01/25/2024	978
Bank of America, NA	USD	1,218	PHP	69,215	01/25/2024	29,086
Bank of America, NA	USD	2,051	TWD	63,097	02/26/2024	(12,567)
Barclays Bank PLC	NOK	9,468	USD	874	12/07/2023	(883)
Barclays Bank PLC	SEK	6,842	USD	625	12/07/2023	(26,768)
Barclays Bank PLC	USD	1,858	NOK	20,612	12/07/2023	47,054
Barclays Bank PLC	INR	198,350	USD	2,379	12/14/2023	607
Barclays Bank PLC	INR	30,183	USD	362	12/14/2023	(394)
Barclays Bank PLC	USD	1,261	ZAR	23,454	12/14/2023	(17,910)
Barclays Bank PLC	EUR	820	USD	877	01/10/2024	(17,401)
Barclays Bank PLC	USD	605	CAD	834	01/10/2024	9,741
Barclays Bank PLC	MYR	6,161	USD	1,319	01/11/2024	(1,952)
Barclays Bank PLC	USD	3,015	MYR	14,246	01/11/2024	38,420
Barclays Bank PLC	USD	864	JPY	128,199	01/12/2024	6,425
Barclays Bank PLC	PEN	3,760	USD	988	01/17/2024	(15,722)
Barclays Bank PLC	USD	4,369	MXN	76,839	01/18/2024	22,681
Barclays Bank PLC	AUD	1,544	USD	993	01/25/2024	(28,492)
Barclays Bank PLC	GBP	832	USD	1,049	01/25/2024	(1,914)
Barclays Bank PLC	IDR	57,192,933	USD	3,594	01/25/2024	(80,973)
Barclays Bank PLC	PHP	8,432	USD	149	01/25/2024	(3,441)
Barclays Bank PLC	USD	1,182	AUD	1,793	01/25/2024	4,278
Barclays Bank PLC	USD	2,230	GBP	1,793	01/25/2024	34,739
Barclays Bank PLC	USD	2,965	IDR	46,625,653	01/25/2024	30,385
Barclays Bank PLC	USD	663	IDR	10,313,384	01/25/2024	(637)
Barclays Bank PLC	USD	738	PHP	41,133	01/25/2024	3,374
Deutsche Bank AG	BRL	1,770	USD	359	12/04/2023	(980)
Deutsche Bank AG	USD	360	BRL	1,770	12/04/2023	75
Deutsche Bank AG	SEK	43,820	USD	4,071	12/07/2023	(101,442)
Deutsche Bank AG	USD	1,236	DKK	8,730	12/07/2023	38,704
Deutsche Bank AG	USD	1,419	SEK	15,711	12/07/2023	76,525
Deutsche Bank AG	USD	544	SEK	5,708	12/07/2023	(183)
Deutsche Bank AG	INR	324,420	USD	3,894	12/14/2023	3,586
Deutsche Bank AG	INR	125,295	USD	1,501	12/14/2023	(1,418)
Deutsche Bank AG	USD	356	EUR	324	01/10/2024	(2,577)
Deutsche Bank AG	CNH	8,616	USD	1,184	01/11/2024	(25,261)
Deutsche Bank AG	CHF	4,647	USD	5,246	01/18/2024	(86,776)
Deutsche Bank AG	USD	1,850	CHF	1,638	01/18/2024	30,599
Deutsche Bank AG	USD	515	KRW	696,049	01/18/2024	21,221
Deutsche Bank AG	GBP	927	USD	1,157	01/25/2024	(13,647)
Deutsche Bank AG	IDR	15,143,640	USD	953	01/25/2024	(20,145)
Goldman Sachs Bank USA	BRL	2,632	USD	536	12/04/2023	1,372
Goldman Sachs Bank USA	BRL	3,708	USD	751	12/04/2023	(2,053)
Goldman Sachs Bank USA	USD	533	BRL	2,632	12/04/2023	1,457
Goldman Sachs Bank USA	USD	760	BRL	3,708	12/04/2023	(6,725)
Goldman Sachs Bank USA	EUR	2,922	USD	3,107	01/10/2024	(78,530)
Goldman Sachs Bank USA	MYR	3,654	USD	779	01/11/2024	(4,209)
Goldman Sachs Bank USA	USD	1,056	CNH	7,692	01/11/2024	23,720
Goldman Sachs Bank USA	USD	414	MYR	1,957	01/11/2024	5,756
Goldman Sachs Bank USA	USD	787	MYR	3,667	01/11/2024	(684)
Goldman Sachs Bank USA	JPY	126,159	USD	846	01/12/2024	(10,612)
Goldman Sachs Bank USA	COP	1,337,641	USD	326	01/17/2024	(3,531)
Goldman Sachs Bank USA	KRW	958,706	USD	745	01/18/2024	6,303
Goldman Sachs Bank USA	KRW	253,482	USD	194	01/18/2024	(1,019)
Goldman Sachs Bank USA	USD	154	KRW	207,117	01/18/2024	5,830
Goldman Sachs Bank USA	USD	221	IDR	3,471,296	01/25/2024	2,494
Goldman Sachs Bank USA	USD	310	IDR	4,808,685	01/25/2024	(1,495)
JPMorgan Chase Bank, NA	DKK	14,992	USD	2,135	12/07/2023	(54,379)
JPMorgan Chase Bank, NA	SEK	7,690	USD	704	12/07/2023	(28,650)
JPMorgan Chase Bank, NA	USD	605	NOK	6,766	12/07/2023	19,977

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, NA	USD	2,368	INR	197,241	12/14/2023	$(2,165)
JPMorgan Chase Bank, NA	ZAR	16,479	USD	903	12/14/2023	29,815
JPMorgan Chase Bank, NA	USD	723	EUR	683	01/10/2024	22,064
JPMorgan Chase Bank, NA	CNH	10,471	USD	1,444	01/11/2024	(25,864)
JPMorgan Chase Bank, NA	JPY	195,778	USD	1,323	01/12/2024	(6,238)
JPMorgan Chase Bank, NA	USD	5,237	JPY	773,124	01/12/2024	10,995
JPMorgan Chase Bank, NA	COP	625,372	USD	155	01/17/2024	675
JPMorgan Chase Bank, NA	USD	814	PHP	44,910	01/25/2024	(4,198)
JPMorgan Chase Bank, NA	CZK	60,040	USD	2,692	02/22/2024	9,567
Morgan Stanley Capital Services, Inc.	BRL	27,892	USD	5,592	12/04/2023	(74,371)
Morgan Stanley Capital Services, Inc.	USD	3,114	BRL	15,369	12/04/2023	8,509
Morgan Stanley Capital Services, Inc.	USD	2,547	BRL	12,523	12/04/2023	(3,028)
Morgan Stanley Capital Services, Inc.	NOK	9,654	USD	887	12/07/2023	(5,419)
Morgan Stanley Capital Services, Inc.	USD	677	NOK	7,426	12/07/2023	9,592
Morgan Stanley Capital Services, Inc.	USD	964	NOK	10,383	12/07/2023	(3,998)
Morgan Stanley Capital Services, Inc.	INR	18,188	USD	218	12/14/2023	249
Morgan Stanley Capital Services, Inc.	INR	12,326	USD	148	12/14/2023	(200)
Morgan Stanley Capital Services, Inc.	USD	6,051	INR	506,015	12/14/2023	17,640
Morgan Stanley Capital Services, Inc.	USD	156	INR	13,032	12/14/2023	(27)
Morgan Stanley Capital Services, Inc.	BRL	12,523	USD	2,539	01/03/2024	3,686
Morgan Stanley Capital Services, Inc.	CAD	7,140	USD	5,192	01/10/2024	(72,820)
Morgan Stanley Capital Services, Inc.	USD	556	EUR	522	01/10/2024	13,551
Morgan Stanley Capital Services, Inc.	CNH	19,533	USD	2,689	01/11/2024	(52,338)
Morgan Stanley Capital Services, Inc.	MYR	5,195	USD	1,119	01/11/2024	5,179
Morgan Stanley Capital Services, Inc.	USD	1,366	MYR	6,310	01/11/2024	(12,966)
Morgan Stanley Capital Services, Inc.	USD	2,829	NZD	4,857	01/11/2024	162,434
Morgan Stanley Capital Services, Inc.	JPY	37,684	USD	256	01/12/2024	(44)
Morgan Stanley Capital Services, Inc.	USD	1,053	COP	4,362,857	01/17/2024	22,940
Morgan Stanley Capital Services, Inc.	USD	1,017	KRW	1,317,335	01/18/2024	(1,620)
Morgan Stanley Capital Services, Inc.	IDR	31,492,794	USD	2,024	01/25/2024	710
Morgan Stanley Capital Services, Inc.	IDR	2,300,299	USD	145	01/25/2024	(3,080)
Morgan Stanley Capital Services, Inc.	PHP	188,400	USD	3,315	01/25/2024	(80,572)
Morgan Stanley Capital Services, Inc.	USD	1,425	AUD	2,188	01/25/2024	22,583
Morgan Stanley Capital Services, Inc.	USD	2,310	GBP	1,859	01/25/2024	38,594
State Street Bank & Trust Co.	DKK	3,899	USD	557	12/07/2023	(12,174)
State Street Bank & Trust Co.	NOK	6,629	USD	619	12/07/2023	5,826
State Street Bank & Trust Co.	NOK	3,677	USD	331	12/07/2023	(8,819)
State Street Bank & Trust Co.	SEK	1,788	USD	171	12/07/2023	345
State Street Bank & Trust Co.	SEK	13,817	USD	1,254	12/07/2023	(61,096)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	85	DKK	600	12/07/2023	$2,692
State Street Bank & Trust Co.	USD	567	NOK	6,283	12/07/2023	13,496
State Street Bank & Trust Co.	USD	725	NOK	7,822	12/07/2023	(1,778)
State Street Bank & Trust Co.	USD	460	SEK	5,017	12/07/2023	17,660
State Street Bank & Trust Co.	USD	189	SEK	1,965	12/07/2023	(1,599)
State Street Bank & Trust Co.	CAD	36	USD	26	01/10/2024	(436)
State Street Bank & Trust Co.	EUR	370	USD	405	01/10/2024	1,827
State Street Bank & Trust Co.	EUR	2,355	USD	2,522	01/10/2024	(45,187)
State Street Bank & Trust Co.	USD	369	CAD	506	01/10/2024	3,734
State Street Bank & Trust Co.	USD	250	EUR	234	01/10/2024	5,313
State Street Bank & Trust Co.	USD	384	EUR	350	01/10/2024	(1,984)
State Street Bank & Trust Co.	CNH	8,191	USD	1,124	01/11/2024	(25,841)
State Street Bank & Trust Co.	NZD	1,728	USD	1,036	01/11/2024	(28,353)
State Street Bank & Trust Co.	USD	798	CNH	5,810	01/11/2024	17,004
State Street Bank & Trust Co.	USD	468	CNH	3,327	01/11/2024	(994)
State Street Bank & Trust Co.	USD	544	NZD	909	01/11/2024	15,401
State Street Bank & Trust Co.	USD	519	JPY	77,041	01/12/2024	4,286
State Street Bank & Trust Co.	USD	387	CHF	341	01/18/2024	4,586
State Street Bank & Trust Co.	USD	196	MXN	3,378	01/18/2024	(2,670)
State Street Bank & Trust Co.	GBP	408	USD	507	01/25/2024	(7,817)
State Street Bank & Trust Co.	USD	497	AUD	762	01/25/2024	6,826
State Street Bank & Trust Co.	USD	1,448	GBP	1,164	01/25/2024	22,168
State Street Bank & Trust Co.	USD	315	GBP	248	01/25/2024	(2,188)
State Street Bank & Trust Co.	CHF	337	USD	384	02/15/2024	(3,891)
State Street Bank & Trust Co.	USD	322	CHF	279	02/15/2024	(464)
State Street Bank & Trust Co.	PLN	2,579	USD	647	02/22/2024	3,641
State Street Bank & Trust Co.	USD	907	HUF	318,283	02/22/2024	(3,481)
State Street Bank & Trust Co.	USD	511	THB	17,917	03/07/2024	2,260
UBS AG	USD	2,831	CAD	3,897	01/10/2024	43,000

						$20,931

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CNY	36,260	02/17/2025	China 7-Day Reverse Repo Rate	2.547%	Quarterly	$25,147	$—	$25,147
CNY	107,914	02/20/2025	China 7-Day Reverse Repo Rate	2.598%	Quarterly	82,888	—	82,888
CNY	109,516	02/21/2025	China 7-Day Reverse Repo Rate	2.620%	Quarterly	88,197	—	88,197
NZD	774	06/15/2033	4.466%	3 Month BKBM	Semi-Annual/ Quarterly	9,238	19,682	(10,444)
NZD	503	10/04/2033	3 Month BKBM	5.225%	Quarterly/ Semi-Annual	9,118	—	9,118
NZD	1,635	10/09/2033	3 Month BKBM	5.338%	Quarterly/ Semi-Annual	38,793	—	38,793
SEK	2,007	10/10/2033	3.523%	3 Month STIBOR	Annual/ Quarterly	(9,546)	—	(9,546)
NZD	1,169	10/10/2033	3 Month BKBM	5.388%	Quarterly/ Semi-Annual	30,638	—	30,638
NZD	307	10/16/2033	3 Month BKBM	5.188%	Quarterly/ Semi-Annual	5,036	—	5,036
NZD	348	10/19/2033	3 Month BKBM	5.310%	Quarterly/ Semi-Annual	7,835	—	7,835
NZD	622	10/24/2033	3 Month BKBM	5.365%	Quarterly/ Semi-Annual	15,708	—	15,708
SEK	5,984	11/01/2033	3.441%	3 Month STIBOR	Annual/ Quarterly	(24,636)	—	(24,636)
NZD	411	11/01/2033	3 Month BKBM	5.400%	Quarterly/ Semi-Annual	11,120	—	11,120
SEK	3,507	11/07/2033	3.209%	3 Month STIBOR	Annual/ Quarterly	(7,855)	—	(7,855)
NOK	10,717	11/21/2033	6 Month NIBOR	3.800%	Semi- Annual/ Annual	9,183	—	9,183
CHF	695	11/28/2033	1.449%	1 Day SARON	Annual	(10,244)	—	(10,244)
NZD	1,310	11/30/2033	3 Month BKBM	4.791%	Quarterly/ Semi-Annual	(3,179)	—	(3,179)

						$277,441	$19,682	$257,759

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
CDX-EM Series 38, 5 Year Index, 12/20/2027*	(1.00)%	Quarterly	1.67%	USD	2,400	$53,029	$107,452	$(54,423)
CDX-EM Series 39, 5 Year Index, 06/20/2028*	(1.00)	Quarterly	1.73	USD	2,080	56,030	96,535	(40,505)

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX-NAHY Series 39, 5 Year Index, 12/20/2027*	(5.00)%	Quarterly	3.65%	USD	4,273	$(238,202)	$(84,126)	$(154,076)
CDX-NAHY Series 40, 5 Year Index, 06/20/2028*	(5.00)	Quarterly	3.81	USD	3,524	(190,533)	(66,408)	(124,125)
iTraxx Xover Series 38, 5 Year Index, 12/20/2027*	(5.00)	Quarterly	2.76	EUR	1,115	(107,607)	(32,632)	(74,975)
iTraxx Xover Series 39, 5 Year Index, 06/20/2028*	(5.00)	Quarterly	3.08	EUR	789	(72,068)	(34,048)	(38,020)
Sale Contracts
CDX-NAHY Series 41, 5 Year Index, 12/20/2028*	5.00	Quarterly	4.03	USD	14,652	715,442	85,748	629,694
iTraxx Xover Series 40, 5 Year Index, 12/20/2028*	5.00	Quarterly	3.73	EUR	2,260	152,404	90,362	62,042
Republic of South Africa, 5.875%, 09/16/2025, 12/20/2028*	1.00	Quarterly	2.35	USD	300	(16,942)	(21,150)	4,208

						$351,553	$141,733	$209,820

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	(3.00)%	Monthly	7.50%	USD	442	$58,177	$68,852	$(10,675)
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	442	(57,904)	(39,746)	(18,158)
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 03/15/2025, 12/20/2023*	5.00	Quarterly	0.53	USD	50	623	34	589

						$896	$29,140	$(28,244)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	SOFR plus 0.25%	Maturity	USD	76,837	02/01/2024	$1,086,770
BNP Paribas SA
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1 TRI	3 Month EURIBOR	Maturity	EUR	534	03/20/2024	21,677
Goldman Sachs International
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	123	07/15/2025	3,771
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	116	07/15/2025	3,317
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	116	07/15/2025	2,977
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	115	07/15/2025	2,769
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	80	07/15/2025	(838)
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	69	07/15/2025	2,616
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	62	07/15/2025	759
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	62	07/15/2025	(383)
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	60	07/15/2025	2,112
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	50	07/15/2025	(192)
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	44	07/15/2025	1,462
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	44	07/15/2025	(274)
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	43	07/15/2025	844
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	37	07/15/2025	1,441
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	35	07/15/2025	1,184
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	28	07/15/2025	340
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	27	07/15/2025	391
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	24	07/15/2025	773
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	24	07/15/2025	781
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	23	07/15/2025	476
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	23	07/15/2025	(63)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	21		07/15/2025	$(57)
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	18		07/15/2025	360
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	11		07/15/2025	136
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	7		07/15/2025	150
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	6		07/15/2025	94
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	6		07/15/2025	125
Dechra Pharmaceuticals PLC	SONIA plus 0.35%	Maturity	GBP	2		07/15/2025	(7)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	225		07/15/2025	(883)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	57		07/15/2025	(158)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	54		07/15/2025	(244)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	43		07/15/2025	(89)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	42		07/15/2025	(323)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	36		07/15/2025	83
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	30		07/15/2025	(176)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	29		07/15/2025	(162)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	24		07/15/2025	(132)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	22		07/15/2025	(44)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	21		07/15/2025	(55)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	19		07/15/2025	(58)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	19		07/15/2025	(38)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	11		07/15/2025	14
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	9		07/15/2025	13
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	8		07/15/2025	(72)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	7		07/15/2025	(51)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	6		07/15/2025	8
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	3		07/15/2025	(8)
Network International Holdings PLC	SONIA plus 0.40%	Maturity	GBP	2		07/15/2025	(10)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	2		07/15/2025	(8)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	2		07/15/2025	14
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	1		07/15/2025	(9)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	1		07/15/2025	7
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	1		07/15/2025	(4)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	0	***	07/15/2025	(2)
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	0	***	07/15/2025	0
Network International Holdings PLC	SONIA plus 0.35%	Maturity	GBP	0	***	07/15/2025	0

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Merrill Lynch International Bloomberg Commodity Index	0.00%	Maturity	USD	31,258	12/15/2023	$(1,477,890)
Morgan Stanley Capital Services LLC
IBOVESPA Futures	0.00%	Maturity	BRL	2,548	12/13/2023	0
KOSPI 200 Futures	0.00%	Maturity	KRW	678,300	12/14/2023	6,607
KOSPI 200 Futures	0.00%	Maturity	KRW	593,513	12/14/2023	6,343
KOSPI 200 Futures	0.00%	Maturity	KRW	508,725	12/14/2023	5,108
KOSPI 200 Futures	0.00%	Maturity	KRW	423,938	12/14/2023	3,063
KOSPI 200 Futures	0.00%	Maturity	KRW	254,363	12/14/2023	2,345
Swiss Market Index Futures	0.00%	Maturity	KRW	109	12/15/2023	3,290
Pay Total Return on Reference Obligation
Bank of America, NA
Atlantic Union Bankshares Corp.	OBFR minus 1.25%	Maturity	CHF	156	05/20/2027	(3,882)
Atlantic Union Bankshares Corp.	OBFR minus 1.25%	Maturity	USD	79	05/20/2027	(2,989)
Atlantic Union Bankshares Corp.	OBFR minus 1.25%	Maturity	USD	74	05/20/2027	(979)
Atlantic Union Bankshares Corp.	OBFR minus 0.30%	Maturity	USD	7	05/20/2027	20
Atlantic Union Bankshares Corp.	OBFR minus 0.30%	Maturity	USD	2	05/20/2027	29
Eastern Bankshares, Inc.	OBFR minus 0.29%	Maturity	USD	140	05/20/2027	7,624
Goldman Sachs International
Provident Financial Services, Inc.	SOFR minus 0.31%	Maturity	USD	47	07/15/2025	(4,135)
Provident Financial Services, Inc.	SOFR minus 0.32%	Maturity	USD	34	07/15/2025	8,167
Provident Financial Services, Inc.	SOFR minus 0.32%	Maturity	USD	31	07/15/2025	6,376
Provident Financial Services, Inc.	SOFR minus 0.31%	Maturity	USD	27	07/15/2025	(2,643)
Provident Financial Services, Inc.	SOFR minus 0.31%	Maturity	USD	26	07/15/2025	2,752
Provident Financial Services, Inc.	SOFR minus 0.32%	Maturity	USD	22	07/15/2025	4,302
Provident Financial Services, Inc.	SOFR minus 0.30%	Maturity	USD	20	07/15/2025	(1,481)
Provident Financial Services, Inc.	SOFR minus 5.31%	Maturity	USD	19	07/15/2025	(115)
Provident Financial Services, Inc.	SOFR minus 0.31%	Maturity	USD	18	07/15/2025	4,177
Provident Financial Services, Inc.	SOFR minus 0.31%	Maturity	USD	16	07/15/2025	(979)
Provident Financial Services, Inc.	SOFR minus 0.32%	Maturity	USD	15	07/15/2025	3,123

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Provident Financial Services, Inc.	SOFR minus 0.32%	Maturity	USD	12		07/15/2025	$2,493
Provident Financial Services, Inc.	SOFR minus 0.31%	Maturity	USD	12		07/15/2025	(1,172)
Provident Financial Services, Inc.	SOFR minus 0.31%	Maturity	USD	10		07/15/2025	778
Provident Financial Services, Inc.	SOFR minus 0.30%	Maturity	USD	9		07/15/2025	(664)
Provident Financial Services, Inc.	SOFR minus 0.31%	Maturity	USD	8		07/15/2025	(464)
Provident Financial Services, Inc.	SOFR minus 0.31%	Maturity	USD	8		07/15/2025	(580)
Provident Financial Services, Inc.	SOFR minus 0.32%	Maturity	USD	6		07/15/2025	1,223
Provident Financial Services, Inc.	SOFR minus 0.32%	Maturity	USD	5		07/15/2025	578
Provident Financial Services, Inc.	SOFR minus 0.30%	Maturity	USD	4		07/15/2025	(349)
Provident Financial Services, Inc.	SOFR minus 0.31%	Maturity	USD	4		07/15/2025	275
Provident Financial Services, Inc.	SOFR minus 0.32%	Maturity	USD	4		07/15/2025	497
Provident Financial Services, Inc.	SOFR minus 0.31%	Maturity	USD	4		07/15/2025	(299)
Provident Financial Services, Inc.	SOFR minus 0.31%	Maturity	USD	2		07/15/2025	(143)
Provident Financial Services, Inc.	SOFR minus 0.31%	Maturity	USD	0	***	07/15/2025	3
Provident Financial Services, Inc.	SOFR minus 0.30%	Maturity	USD	0	***	07/15/2025	1
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	365		07/15/2025	340
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	304		07/15/2025	3,191
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	208		07/15/2025	8,690
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	161		07/15/2025	2,191
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	102		07/15/2025	3,960
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	91		07/15/2025	(8,201)
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	50		07/15/2025	(522)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	42		07/15/2025	$(2,367)
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	31		07/15/2025	(3,373)
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	29		07/15/2025	(2,783)
Smurfit Kappa Group PLC	SOFR minus 0.35%	Maturity	USD	16		07/15/2025	525
Smurfit Kappa Group PLC	SOFR minus 0.35%	Maturity	USD	12		07/15/2025	138
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	10		07/15/2025	(969)
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	5		07/15/2025	(500)
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	4		07/15/2025	(20)
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	4		07/15/2025	(99)
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	2		07/15/2025	(186)
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	1		07/15/2025	(80)
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	1		07/15/2025	(65)
Smurfit Kappa Group PLC	SOFR minus 0.35%	Maturity	USD	0	***	07/15/2025	23
Smurfit Kappa Group PLC	SOFR minus 0.45%	Maturity	USD	0	***	07/15/2025	(5)
JPMorgan Chase Bank, NA
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	31		08/12/2024	192
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	25		08/12/2024	6,317
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	19		08/12/2024	11,848
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	17		08/12/2024	4,832
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	11		08/12/2024	3,467
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	10		08/12/2024	6,292
Provident Financial Services, Inc.	OBFR minus 0.31%	Maturity	USD	10		08/12/2024	292
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	8		08/12/2024	2,193

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Provident Financial Services, Inc.	OBFR minus 0.31%	Maturity	USD	7	08/12/2024	$233
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	7	08/12/2024	204
Provident Financial Services, Inc.	OBFR minus 0.31%	Maturity	USD	7	08/12/2024	471
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	5	08/12/2024	2,784
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	4	08/12/2024	1,018
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	4	08/12/2024	1,279
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	3	08/12/2024	43
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	2	08/12/2024	1,403
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	2	08/12/2024	1,409
Provident Financial Services, Inc.	OBFR minus 0.55%	Maturity	USD	2	08/12/2024	136
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	2	08/12/2024	966
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	2	08/12/2024	786
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	1	08/12/2024	400
Provident Financial Services, Inc.	OBFR minus 0.31%	Maturity	USD	1	08/12/2024	69
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	1	08/12/2024	344
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	1	08/12/2024	632
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	1	08/12/2024	581
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	1	08/12/2024	566
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	1	08/12/2024	168
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	1	08/12/2024	240
Provident Financial Services, Inc.	OBFR minus 0.31%	Maturity	USD	1	08/12/2024	91
Provident Financial Services, Inc.	OBFR minus 0.31%	Maturity	USD	1	08/12/2024	37

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	1		08/12/2024	$269
Provident Financial Services, Inc.	OBFR minus 0.29%	Maturity	USD	0	***	08/12/2024	232
Provident Financial Services, Inc.	OBFR minus 0.30%	Maturity	USD	0	***	08/12/2024	2
TGS ASA	NIBOR minus 0.90%	Maturity	NOK	310		08/12/2024	1,652
TGS ASA	NIBOR minus 0.85%	Maturity	NOK	286		08/12/2024	2,942
TGS ASA	NIBOR minus 1.00%	Maturity	NOK	195		08/12/2024	61
TGS ASA	NIBOR minus 1.00%	Maturity	NOK	158		08/12/2024	347
TGS ASA	NIBOR minus 0.85%	Maturity	NOK	153		08/12/2024	1,593
TGS ASA	NIBOR minus 0.85%	Maturity	NOK	102		08/12/2024	684
TGS ASA	NIBOR minus 0.75%	Maturity	NOK	57		08/12/2024	153
TGS ASA	NIBOR minus 0.85%	Maturity	NOK	22		08/12/2024	245
TGS ASA	NIBOR minus 0.85%	Maturity	NOK	18		08/12/2024	75
TGS ASA	NOWA minus 0.35%	Monthly	NOK	8		08/12/2024	0
Morgan Stanley Capital Services LLC
Brookfield Asset Management Ltd.	FedFundEffective plus 5.03%	Maturity	USD	47		10/20/2025	(4,972)
Brookfield Asset Management Ltd.	FedFundEffective plus 5.03%	Maturity	USD	25		10/20/2025	(1,033)
Brookfield Asset Management Ltd.	FedFundEffective plus 5.03%	Maturity	USD	22		10/20/2025	(2,003)
Brookfield Asset Management Ltd.	FedFundEffective plus 5.03%	Maturity	USD	22		10/20/2025	(1,299)
Brookfield Asset Management Ltd.	FedFundEffective plus 4.78%	Maturity	USD	20		10/20/2025	(1,515)
Brookfield Asset Management Ltd.	FedFundEffective plus 5.03%	Maturity	USD	16		10/20/2025	(365)
Brookfield Asset Management Ltd.	FedFundEffective plus 5.03%	Maturity	USD	12		10/20/2025	470
Brookfield Asset Management Ltd.	FedFundEffective plus 5.03%	Maturity	USD	12		10/20/2025	214
Brookfield Asset Management Ltd.	FedFundEffective plus 5.03%	Maturity	USD	12		10/20/2025	(444)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Brookfield Asset Management Ltd.	FedFundEffective plus 5.03%	Maturity	USD	11	10/20/2025	$(681)
Brookfield Asset Management Ltd.	FedFundEffective plus 5.03%	Maturity	USD	10	10/20/2025	(1,014)
Brookfield Asset Management Ltd.	FedFundEffective plus 5.03%	Maturity	USD	9	10/20/2025	(936)
Brookfield Asset Management Ltd.	FedFundEffective plus 5.03%	Maturity	USD	9	10/20/2025	(711)
Brookfield Asset Management Ltd.	FedFundEffective plus 5.03%	Maturity	USD	8	10/20/2025	(470)
Brookfield Asset Management Ltd.	FedFundEffective plus 4.78%	Maturity	USD	6	10/20/2025	(353)
Brookfield Asset Management Ltd.	FedFundEffective plus 5.03%	Maturity	USD	6	10/20/2025	(894)
Brookfield Asset Management Ltd.	FedFundEffective plus 5.03%	Maturity	USD	5	10/20/2025	(954)
Brookfield Asset Management Ltd.	FedFundEffective plus 5.03%	Maturity	USD	5	10/20/2025	(242)
Brookfield Asset Management Ltd.	FedFundEffective plus 4.78%	Maturity	USD	4	10/20/2025	(277)
Novozymes A/S	CIBOR minus 0.40%	Maturity	DKK	7,266	10/20/2025	48,106
Novozymes A/S	CIBOR minus 0.40%	Maturity	DKK	1,141	10/20/2025	(28,210)
Novozymes A/S	CIBOR minus 0.40%	Maturity	DKK	617	10/20/2025	(14,554)
Novozymes A/S	CIBOR minus 0.40%	Maturity	DKK	180	10/20/2025	(1,641)
Novozymes A/S	CIBOR minus 0.40%	Maturity	DKK	143	10/20/2025	(26)
Novozymes A/S	CIBOR minus 0.40%	Maturity	DKK	96	10/20/2025	(514)
Novozymes A/S	CIBOR minus 0.40%	Maturity	DKK	70	10/20/2025	(1,008)
Novozymes A/S	CIBOR minus 0.40%	Maturity	DKK	70	10/20/2025	(1,312)
Novozymes A/S	CIBOR minus 0.40%	Maturity	DKK	29	10/20/2025	(241)
Novozymes A/S	CIBOR minus 0.40%	Maturity	DKK	13	10/20/2025	(225)
Provident Financial Services, Inc.	FedFundEffective minus 0.28%	Maturity	USD	19	10/20/2025	11,608
Provident Financial Services, Inc.	FedFundEffective minus 0.28%	Maturity	USD	13	10/20/2025	8,266

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation (Depreciation)
Provident Financial Services, Inc.	FedFundEffective minus 0.28%	Maturity	USD	10		10/20/2025	$6,074
Provident Financial Services, Inc.	FedFundEffective minus 0.28%	Maturity	USD	9		10/20/2025	6,138
Provident Financial Services, Inc.	FedFundEffective minus 0.28%	Maturity	USD	9		10/20/2025	5,772
Provident Financial Services, Inc.	FedFundEffective minus 0.28%	Maturity	USD	5		10/20/2025	3,267
Provident Financial Services, Inc.	FedFundEffective minus 0.29%	Maturity	USD	0	***	10/20/2025	277
Provident Financial Services, Inc.	FedFundEffective minus 0.28%	Maturity	USD	0	***	10/20/2025	56

							$(216,676)

**	Principal amount less than 500.
***	Notional amount less than 500.
†	Escrow shares.
(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	Represents entire or partial securities out on loan.
(e)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2023, the aggregate market value of these securities amounted to $41,708,432 or 9.5% of net assets.

(f)	Defaulted matured security.
(g)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at November 30, 2023.
(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.02% of net assets as of November 30, 2023, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. 7.00%, 12/18/2099	06/19/2020	$2,354	$736	0.00
Exide Technologies 11.00%, 10/31/2024	10/26/2020	0	0	0.00
Exide Technologies 11.00%, 10/31/2024	06/21/2019	17,967	0	0.00
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	04/26/2017	40,373	0	0.00
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	04/26/2017	30,995	0	0.00
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	04/26/2017	15	0	0.00

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
State Agency of Roads of Ukraine 6.25%, 06/24/2030	06/17/2021	$324,000	$84,240	0.02
Tonon Luxembourg SA 6.50%, 10/31/2024	04/26/2017	2,770	1	0.00
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	03/29/2017	33,435	43	0.00

(i)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at November 30, 2023.
(j)	Convertible security.
(k)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(l)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(m)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(n)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(o)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2023.
(p)	Defaulted.
(q)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at November 30, 2023.
(r)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(s)	Affiliated investments.
(t)	The rate shown represents the 7-day yield as of period end.
(u)

As of November 30, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $56,565,909 and gross unrealized depreciation of investments was $(19,392,705), resulting in net unrealized appreciation of $37,173,204.

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-EM – Emerging Market Credit Default Swap Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CIBOR – Copenhagen Interbank Offered Rate

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FedFundEffective – Federal Funds Effective Rate

FTSE – Financial Times Stock Exchange

IFSC – International Financial Services Centre

JSC – Joint Stock Company

JSE – Johannesburg Stock Exchange

KOSPI – Korea Composite Stock Price Index

MSCI – Morgan Stanley Capital International

NIBOR – Norwegian Interbank Offered Rate

NSE – National Stock Exchange

OBFR – Overnight Bank Funding Rate

OMXS – Stockholm Stock Exchange

OSE – Osaka Securities Exchange

REG – Registered Shares

REIT – Real Estate Investment Trust

SARON – Swiss Average Rate Overnight

SET – Stock Exchange of Thailand

SOFR – Secured Overnight Financing Rate

SONIA – Sterling Overnight Index Average

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

Country Breakdown1

November 30, 2023 (unaudited)

55.6%	United States
2.8%	United Kingdom
1.7%	Japan
1.6%	Canada
1.1%	Switzerland
1.0%	Denmark
0.9%	France
0.9%	Germany
0.8%	China
0.7%	Netherlands
0.6%	Australia
0.5%	Italy
0.5%	Spain
4.7%	Other
26.6%	Short-Term Investments

100.0%	Total Investments

1

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.5% or less in the following: Angola, Argentina, Austria, Bahrain, Belgium, Brazil, Cayman Islands, Colombia, Dominican Republic, Ecuador, El Salvador, Finland, Guatemala, Hong Kong, India, Indonesia, Ireland, Israel, Ivory Coast, Jamaica, Kazakhstan, Lebanon, Luxembourg, Macau, Mexico, Nigeria, Norway, Panama, Peru, Portugal, Russia, Senegal, Singapore, Slovenia, South Africa, South Korea, Sweden, Turkey, Ukraine, United Arab Emirates and Venezuela.

AB All Market Total Return Portfolio

November 30, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$47,848,186	$4,145,322	$0	(a)	$51,993,508
Health Care	33,590,438	6,011,212	61,827	(a)	39,663,477
Financials	26,765,133	12,391,211	—		39,156,344
Consumer Discretionary	24,919,700	6,479,568	91,315	(a)	31,490,583
Industrials	18,287,093	5,909,895	4,225		24,201,213
Consumer Staples	11,656,893	4,365,792	221,118		16,243,803
Communication Services	10,628,489	1,827,874	—		12,456,363
Energy	4,232,595	4,107,305	0	(a)	8,339,900
Materials	4,683,482	3,037,510	0	(a)	7,720,992
Real Estate	4,977,784	195,067	—		5,172,851
Utilities	2,791,052	628,793	—		3,419,845
Corporates - Non-Investment Grade	—	29,176,249	140,417	(a)	29,316,666
Governments - Treasuries	—	21,932,355	—		21,932,355
Corporates - Investment Grade	—	12,568,137	—		12,568,137
Emerging Markets - Sovereigns	—	3,184,016	—		3,184,016
Emerging Markets - Corporate Bonds	—	3,152,985	43	(a)	3,153,028
Bank Loans	—	2,769,443	91,449		2,860,892
Collateralized Loan Obligations	—	2,031,869	—		2,031,869
Collateralized Mortgage Obligations	—	1,513,011	—		1,513,011
Quasi-Sovereigns	—	507,054	—		507,054
Governments - Sovereign Bonds	—	467,046	—		467,046
Preferred Stocks	110,716	—	99,450		210,166
Investment Companies	106,179	—	—		106,179
Emerging Markets - Treasuries	—	—	90,483		90,483
Commercial Mortgage-Backed Securities	—	71,802	—		71,802

Investments in Securities:	Level 1	Level 2	Level 3		Total
Mortgage Pass-Throughs	$—	$69	$—		$69
Warrants	—	—	0	(a)	0
Short-Term Investments:
Treasury Bills	—	101,827,311	—		101,827,311
Investment Companies	13,459,525	—	—		13,459,525
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,115,361	—	—		3,115,361

Total Investments in Securities	207,172,626	228,300,896	800,327	(a)	436,273,849
Other Financial Instruments(b):
Assets:
Futures	1,686,012	—	—		1,686,012
Forward Currency Exchange Contracts	—	1,630,530	—		1,630,530
Centrally Cleared Interest Rate Swaps	—	332,901	—		332,901
Centrally Cleared Credit Default Swaps	—	976,905	—		976,905
Credit Default Swaps	—	58,800	—		58,800
Total Return Swaps	—	1,371,492	—		1,371,492
Liabilities:
Futures	(1,342,342)	—	—		(1,342,342)
Forward Currency Exchange Contracts	—	(1,609,599)	—		(1,609,599)
Centrally Cleared Interest Rate Swaps	—	(55,460)	—		(55,460)
Centrally Cleared Credit Default Swaps	—	(625,352)	—		(625,352)
Credit Default Swaps	—	(57,904)	—		(57,904)
Total Return Swaps	—	(1,588,168)	—		(1,588,168)

Total	$207,516,296	$228,735,041	$800,327	(a)	$437,051,664

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2023 is as follows:

Fund	Market Value 08/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$13,629	$39,827	$39,996	$13,460	$159
Government Money Market Portfolio*	3,295	8,097	8,277	3,115	44
Total	$16,924	$47,924	$48,273	$16,575	$203

*	Investments of cash collateral for securities lending transactions